UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2017

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

VSC-SEM

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OraSure Technologies, Inc.	1.9%
Exact Sciences Corp.	1.6%
LogMeIn, Inc.	1.6%
East West Bancorp, Inc.	1.5%
Tech Data Corp.	1.5%
RE/MAX Holdings, Inc., “A”	1.5%
Wintrust Financial Corp.	1.5%
Gramercy Property Trust, Inc., REIT	1.4%
A. Schulman, Inc.	1.4%
MiMedx Group, Inc.	1.4%

Equity sectors
Financial Services	26.7%
Technology	17.1%
Health Care	12.6%
Industrial Goods & Services	9.0%
Special Products & Services	6.1%
Basic Materials	5.5%
Energy	5.2%
Leisure	4.9%
Utilities & Communications	3.6%
Retailing	2.6%
Transportation	2.3%
Autos & Housing	2.1%
Consumer Staples	1.7%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.53%	$1,000.00	$1,048.38	$2.69
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,047.21	$3.96
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Airlines – 1.7%
Copa Holdings S.A., “A”	10,387	$1,215,277
Hawaiian Holdings, Inc. (a)	5,944	279,071
SkyWest, Inc.	12,328	432,713

		$1,927,061

Biotechnology – 4.8%
Acorda Therapeutics, Inc. (a)	28,556	$562,553
AMAG Pharmaceuticals, Inc. (a)	47,341	871,074
Bruker BioSciences Corp.	15,002	432,658
Exact Sciences Corp. (a)	49,437	1,748,587
MiMedx Group, Inc. (a)(l)	102,972	1,541,491
Natera, Inc. (a)	11,167	121,274

		$5,277,637

Brokerage & Asset Managers – 0.3%
Legg Mason, Inc.	1,486	$56,706
Moelis & Co., “A”	5,437	211,227
OM Asset Management PLC	3,668	54,506

		$322,439

Business Services – 5.4%
Conduent, Inc. (a)	33,456	$533,289
Forrester Research, Inc.	31,040	1,215,216
Grand Canyon Education, Inc. (a)	16,365	1,283,180
RE/MAX Holdings, Inc., “A”	29,179	1,635,483
Realogy Holdings Corp.	8,780	284,911
Travelport Worldwide Ltd.	70,127	964,948

		$5,917,027

Cable TV – 0.8%
Cable One, Inc.	1,243	$883,649

Computer Software – 4.6%
2U, Inc. (a)	16,120	$756,350
Aspen Technology, Inc. (a)	17,044	941,851
Cornerstone OnDemand, Inc. (a)	26,223	937,472
Manhattan Associates, Inc. (a)	20,580	989,075
Paylocity Holding Corp. (a)	31,036	1,402,206

		$5,026,954

Computer Software – Systems – 6.4%
Carbonite, Inc. (a)	34,061	$742,530
EPAM Systems, Inc. (a)	12,253	1,030,355
NCR Corp. (a)	33,923	1,385,415
Presidio, Inc. (a)(l)	38,068	544,753
Rapid7, Inc. (a)	62,316	1,048,778
Tech Data Corp. (a)	16,683	1,684,983
Verint Systems, Inc. (a)	6,955	283,069
Wageworks, Inc. (a)	5,020	337,344

		$7,057,227

Construction – 2.1%
Armstrong World Industries, Inc. (a)	5,905	$271,630
GMS, Inc. (a)	6,025	169,303

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – continued
Pool Corp.	5,600	$658,392
Trex Co., Inc. (a)	18,433	1,247,177

		$2,346,502

Consumer Services – 0.7%
Carriage Services, Inc.	2,378	$64,111
ServiceMaster Global Holdings, Inc. (a)	18,891	740,338

		$804,449

Electrical Equipment – 2.4%
TriMas Corp. (a)	62,837	$1,310,151
WESCO International, Inc. (a)	23,541	1,348,899

		$2,659,050

Electronics – 3.6%
Amkor Technology, Inc. (a)	50,346	$491,880
Benchmark Electronics, Inc. (a)	14,902	481,335
Diodes, Inc. (a)	2,359	56,687
Integrated Device Technology, Inc. (a)	10,274	264,966
Jabil Circuit, Inc.	29,150	850,889
OSI Systems, Inc. (a)	3,478	261,372
Sanmina Corp. (a)	28,340	1,079,754
TTM Technologies, Inc. (a)	24,878	431,882

		$3,918,765

Energy – Independent – 1.5%
Delek U.S. Holdings, Inc.	27,639	$730,775
Energen Corp. (a)	9,330	460,622
PBF Energy, Inc., “A”	14,480	322,325
Westmoreland Coal Co. (a)	23,040	112,205

		$1,625,927

Engineering – Construction – 1.7%
Chicago Bridge & Iron Co. N.V.	16,207	$319,764
KBR, Inc.	92,790	1,412,264
Tutor Perini Corp. (a)	6,349	182,534

		$1,914,562

Entertainment – 0.6%
Ascent Capital Group, Inc., “A” (a)	40,335	$619,546

Food & Beverages – 1.7%
Dean Foods Co.	44,401	$754,817
Snyders-Lance, Inc.	17,579	608,585
SpartanNash Co.	18,169	471,667

		$1,835,069

Gaming & Lodging – 0.5%
Caesars Entertainment Corp. (a)(l)	45,897	$550,764

Health Maintenance Organizations – 0.8%
Molina Healthcare, Inc. (a)	12,486	$863,781

Insurance – 4.2%
American Equity Investment Life Holding Co.	39,884	$1,048,152
Hanover Insurance Group, Inc.	1,189	105,381

4

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
HCI Group, Inc.	14,592	$685,532
Heritage Insurance Holdings, Inc.	37,037	482,222
Maiden Holdings Ltd.	4,838	53,702
Safety Insurance Group, Inc.	8,573	585,536
Third Point Reinsurance Ltd. (a)	56,032	778,845
Universal Insurance Holdings, Inc.	23,407	589,856
Validus Holdings Ltd.	6,492	337,389

		$4,666,615

Internet – 2.6%
Blucora, Inc. (a)	37,871	$802,865
LogMeIn, Inc.	16,554	1,729,893
Web.Com Group, Inc. (a)	11,024	278,907

		$2,811,665

Machinery & Tools – 4.8%
Columbus McKinnon Corp.	3,087	$78,472
Greenbrier Cos., Inc. (l)	14,237	658,461
Herman Miller, Inc.	3,971	120,718
IPG Photonics Corp. (a)	9,378	1,360,748
ITT, Inc.	7,045	283,068
Park-Ohio Holdings Corp.	14,543	554,088
Regal Beloit Corp.	5,740	468,097
SPX Corp. (a)	11,922	299,958
SPX FLOW, Inc. (a)	35,379	1,304,778
Steelcase, Inc., “A”	14,033	196,462

		$5,324,850

Medical Equipment – 5.8%
AtriCure, Inc. (a)	12,639	$306,496
Biotelemetry, Inc. (a)	28,924	967,508
CONMED Corp.	28,584	1,456,069
Integra LifeSciences Holdings Corp. (a)	6,384	347,992
NxStage Medical, Inc. (a)	47,510	1,191,076
OraSure Technologies, Inc. (a)	124,118	2,142,277

		$6,411,418

Metals & Mining – 0.2%
Ryerson Holding Corp. (a)	25,116	$248,648

Natural Gas – Distribution – 0.1%
ONE Gas, Inc.	953	$66,529
Southwest Gas Holdings, Inc.	939	68,603

		$135,132

Oil Services – 3.7%
Exterran Holdings, Inc. (a)	21,831	$582,888
Forum Energy Technologies, Inc. (a)	2,270	35,412
Keane Group, Inc. (a)	39,287	628,592
McDermott International, Inc. (a)	91,850	658,565
NOW, Inc. (a)	83,053	1,335,492
Superior Energy Services, Inc. (a)	3,298	34,398
U.S. Silica Holdings, Inc.	22,501	798,560

		$4,073,907

Other Banks & Diversified Financials – 13.0%
BancorpSouth, Inc.	7,375	$224,938
Bank of N.T. Butterfield & Son Ltd.	7,247	247,123

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Berkshire Hills Bancorp, Inc.	9,395	$330,234
CAI International, Inc. (a)	25,849	610,036
Cathay General Bancorp, Inc.	25,911	983,322
East West Bancorp, Inc.	29,045	1,701,456
Enova International, Inc. (a)	44,931	667,225
First Interstate BancSystem, Inc.	34,007	1,265,060
Glacier Bancorp, Inc.	4,019	147,136
Lakeland Financial Corp.	1,926	88,365
Legacytextas Financial Group, Inc.	26,992	1,029,205
Meta Financial Group, Inc.	6,436	572,804
Nelnet, Inc., “A”	6,063	285,022
OFG Bancorp	21,837	218,370
PacWest Bancorp	11,978	559,373
Popular, Inc.	15,752	657,016
Preferred Bank	11,332	605,922
Regional Management Corp. (a)	29,828	704,836
Triton International Ltd. of Bermuda	21,427	716,519
Western Alliance Bancorp. (a)	16,063	790,300
Wintrust Financial Corp.	20,927	1,599,660
World Acceptance Corp. (a)	4,165	312,000

		$14,315,922

Pharmaceuticals – 1.2%
Catalent, Inc. (a)	7,589	$266,374
Endo International PLC (a)	26,541	296,463
Mallinckrodt PLC (a)	2,726	122,152
Sucampo Pharmaceuticals, Inc. (a)	5,920	62,160
TherapeuticsMD, Inc. (a)(l)	110,294	581,249

		$1,328,398

Printing & Publishing – 1.1%
LSC Communications, Inc.	3,664	$78,410
Quad/Graphics, Inc.	26,180	600,046
Time, Inc.	39,903	572,608

		$1,251,064

Real Estate – 9.2%
Ashford Hospitality Trust, REIT	87,095	$529,538
CBL & Associates Properties, Inc., REIT	28,762	242,464
CoreCivic, Inc.	18,295	504,576
Corporate Office Properties Trust, REIT	6,601	231,233
Equity Commonwealth, REIT (a)	7,544	238,390
GEO Group, Inc., REIT	15,400	455,378
Gramercy Property Trust, REIT	52,857	1,570,381
Hospitality Properties Trust, REIT	16,554	482,549
Life Storage, Inc., REIT	1,828	135,455
Medical Properties Trust, Inc., REIT	95,597	1,230,333
Mid-America Apartment Communities, Inc., REIT	11,000	1,159,180
Ryman Hospitality Properties, Inc., REIT	1,228	78,604
STAG Industrial, Inc., REIT	11,277	311,245
Store Capital Corp., REIT	45,008	1,010,430
Washington Prime Group, Inc., REIT	182,191	1,524,939
Xenia Hotels & Resorts Inc., REIT	19,992	387,245

		$10,091,940

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.9%
BJ’s Restaurants, Inc. (a)	5,495	$204,689
Brinker International, Inc.	25,888	986,333
Carrols Restaurant Group, Inc. (a)	36,940	452,515
Wingstop, Inc.	16,229	501,476

		$2,145,013

Specialty Chemicals – 5.3%
A. Schulman, Inc.	48,337	$1,546,784
Andersons, Inc.	18,163	620,266
Chemours Co.	6,727	255,088
Pacific Ethanol, Inc. (a)	24,537	153,356
Renewable Energy Group, Inc. (a)	48,578	629,085
Trinseo S.A.	15,561	1,069,041
Univar, Inc. (a)	52,535	1,534,022

		$5,807,642

Specialty Stores – 2.6%
Citi Trends, Inc.	66,210	$1,404,976
Express, Inc. (a)	44,539	300,638
Sally Beauty Holdings, Inc. (a)	7,716	156,249
Urban Outfitters, Inc. (a)	38,425	712,400
Zumiez, Inc. (a)	23,272	287,409

		$2,861,672

Trucking – 0.6%
Hub Group, Inc., “A” (a)	9,749	$373,874
Marten Transport Ltd.	10,903	298,742

		$672,616

Utilities – Electric Power – 3.5%
Atlantica Yield PLC	42,148	$900,281
NRG Energy, Inc.	70,346	1,211,358
NRG Yield, Inc., “A”	22,897	390,623
PNM Resources, Inc.	15,254	583,466
Spark Energy, Inc., “A”	40,678	764,746

		$3,850,474

Total Common Stocks (Identified Cost, $92,286,237)		$109,547,385

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
OTHER BANKS & DIVERSIFIED FINANCIALS – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	$10.75	11/06/14	318	$3

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $749,071)			749,146	$749,146

COLLATERAL FOR SECURITIES LOANED – 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $1,962,395)			1,962,395	$1,962,395

Total Investments (Identified Cost, $94,997,703)				$112,258,929

OTHER ASSETS, LESS LIABILITIES – (1.9)%				(2,094,333)

NET ASSETS – 100.0%				$110,164,596

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $94,248,632)	$111,509,783
Underlying affiliated funds, at value (identified cost, $749,071)	749,146
Total investments, at value, including $2,382,854 of securities on loan (identified cost, $94,997,703)	$112,258,929
Cash	1,815
Receivables for
Fund shares sold	424
Interest and dividends	142,170
Other assets	574
Total assets	$112,403,912
Liabilities
Payable for fund shares reacquired	$232,630
Collateral for securities loaned, at value (c)	1,962,395
Payable to affiliates
Investment adviser	2,529
Shareholder servicing costs	42
Distribution and/or service fees	1,024
Payable for independent Trustees’ compensation	179
Accrued expenses and other liabilities	40,517
Total liabilities	$2,239,316
Net assets	$110,164,596
Net assets consist of
Paid-in capital	$76,388,876
Unrealized appreciation (depreciation) on investments	17,261,226
Accumulated net realized gain (loss) on investments	15,306,752
Undistributed net investment income	1,207,742
Net assets	$110,164,596
Shares of beneficial interest outstanding	8,076,951

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$35,850,133	2,584,422	$13.87
Service Class	74,314,463	5,492,529	13.53

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$751,022
Income on securities loaned	59,395
Dividends from underlying affiliated funds	3,853
Foreign taxes withheld	(1,368)
Total investment income	$812,902
Expenses
Management fee	$209,708
Distribution and/or service fees	92,746
Shareholder servicing costs	4,483
Administrative services fee	13,151
Independent Trustees’ compensation	2,229
Custodian fee	2,709
Shareholder communications	16,056
Audit and tax fees	26,094
Legal fees	604
Miscellaneous	5,281
Total expenses	$373,061
Reduction of expenses by investment adviser	(4,026)
Net expenses	$369,035
Net investment income	$443,867
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$4,284,308
Underlying affiliated funds	598
Net realized gain (loss) on investments	$4,284,906
Change in unrealized appreciation (depreciation) on investments	$169,571
Net realized and unrealized gain (loss) on investments	$4,454,477
Change in net assets from operations	$4,898,344

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$443,867		$763,886
Net realized gain (loss) on investments	4,284,906		11,388,941
Net unrealized gain (loss) on investments	169,571		7,487,812
Change in net assets from operations	$4,898,344		$19,640,639
Distributions declared to shareholders
From net investment income	$—		$(1,047,437)
From net realized gain on investments	—		(10,876,539)
Total distributions declared to shareholders	$—		$(11,923,976)
Change in net assets from fund share transactions	$2,098,196		$(15,137,767)
Total change in net assets	$6,996,540		$(7,421,104)
Net assets
At beginning of period	103,168,056		110,589,160
At end of period (including undistributed net investment income of $1,207,742 and $763,875, respectively)	$110,164,596		$103,168,056

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.23		$12.29		$16.04	$18.24	$13.57	$12.42
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	(c)	$0.15	$0.10	$0.11	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		2.35		(0.94)	1.16	5.91	1.68
Total from investment operations	$0.64		$2.46		$(0.79)	$1.26	$6.02	$1.84
Less distributions declared to shareholders
From net investment income	$—		$(0.16)		$(0.10)	$(0.18)	$(0.28)	$(0.08)
From net realized gain on investments	—		(1.36)		(2.86)	(3.28)	(1.07)	(0.61)
Total distributions declared to shareholders	$—		$(1.52)		$(2.96)	$(3.46)	$(1.35)	$(0.69)
Net asset value, end of period (x)	$13.87		$13.23		$12.29	$16.04	$18.24	$13.57
Total return (%) (k)(r)(s)(x)	4.84	(n)	20.90	(c)	(4.15)	7.29	45.71	14.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.42	(c)	0.54	0.51	0.51	0.58
Expenses after expense reductions (f)	0.53	(a)	0.41	(c)	0.53	0.50	0.51	N/A
Net investment income	1.05	(a)	0.92	(c)	1.03	0.56	0.68	1.22
Portfolio turnover	39	(n)	72		78	67	69	82
Net assets at end of period (000 omitted)	$35,850		$28,715		$27,795	$31,323	$33,401	$29,429

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.92		$12.03		$15.75	$17.96	$13.38	$12.26
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	(c)	$0.12	$0.05	$0.07	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.29		(0.93)	1.15	5.82	1.63
Total from investment operations	$0.61		$2.37		$(0.81)	$1.20	$5.89	$1.78
Less distributions declared to shareholders
From net investment income	$—		$(0.12)		$(0.05)	$(0.13)	$(0.24)	$(0.05)
From net realized gain on investments	—		(1.36)		(2.86)	(3.28)	(1.07)	(0.61)
Total distributions declared to shareholders	$—		$(1.48)		$(2.91)	$(3.41)	$(1.31)	$(0.66)
Net asset value, end of period (x)	$13.53		$12.92		$12.03	$15.75	$17.96	$13.38
Total return (%) (k)(r)(s)(x)	4.72	(n)	20.58	(c)	(4.38)	7.04	45.33	14.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.67	(c)	0.79	0.76	0.76	0.83
Expenses after expense reductions (f)	0.78	(a)	0.66	(c)	0.78	0.75	0.76	N/A
Net investment income	0.76	(a)	0.66	(c)	0.79	0.30	0.42	1.11
Portfolio turnover	39	(n)	72		78	67	69	82
Net assets at end of period (000 omitted)	$74,314		$74,453		$82,794	$104,221	$121,036	$114,552

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$107,184,702	$—	$3	$107,184,705
Panama	1,215,279	—	—	1,215,279
United Kingdom	900,281	—	—	900,281
Bermuda	247,123	—	—	247,123
Mutual Funds	2,711,541	—	—	2,711,541
Total Investments	$112,258,926	$—	$3	$112,258,929

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Balance as of 12/31/16	$3
Change in unrealized appreciation (depreciation)	—
Balance as of 6/30/17	$3

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2017 is $0. At June 30, 2017, the fund held one level 3 security.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,382,854. The fair value of the fund’s investment securities on loan and a related liability of $1,962,395 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $504,478. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$1,047,437
Long-term capital gains	10,876,539
Total distributions	$11,923,976

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$95,684,517
Gross appreciation	21,119,448
Gross depreciation	(4,545,036)
Net unrealized appreciation (depreciation)	$16,574,412

As of 12/31/16
Undistributed ordinary income	2,112,252
Undistributed long-term capital gain	10,060,948
Other temporary differences	4,347
Net unrealized appreciation (depreciation)	16,699,829

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$332,420	$—	$2,827,655
Service Class	—	715,017	—	8,048,884
Total	$—	$1,047,437	$—	$10,876,539

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $4,026, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $3,805, which equated to 0.0073% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $678.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $94 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $44,274,887 and $41,062,567, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	581,060	$7,993,077	227,042	$2,906,832
Service Class	273,544	3,565,228	140,305	1,746,230
	854,604	$11,558,305	367,347	$4,653,062
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	256,917	$3,160,075
Service Class	—	—	729,110	8,763,901
	—	$—	986,027	$11,923,976
Shares reacquired
Initial Class	(167,113)	$(2,272,199)	(575,061)	$(7,148,347)
Service Class	(543,813)	(7,187,910)	(1,990,124)	(24,566,458)
	(710,926)	$(9,460,109)	(2,565,185)	$(31,714,805)
Net change
Initial Class	413,947	$5,720,878	(91,102)	$(1,081,440)
Service Class	(270,269)	(3,622,682)	(1,120,709)	(14,056,327)
	143,678	$2,098,196	(1,211,811)	$(15,137,767)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $360 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,052,191	16,007,873	(16,310,918)	749,146

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$598	$—	$3,853	$749,146

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MFS Blended Research Small Cap Equity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

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MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VCA-SEM

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	16.9%
MFS Limited Maturity Portfolio	12.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Value Series	6.0%
MFS Research Series	6.0%
MFS Growth Series	5.9%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS Research International Portfolio	3.9%
MFS Global Real Estate Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.02%	$1,000.00	$1,063.01	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,062.96	$1.38
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class (a)	4,577,857	$47,106,146
MFS Global Real Estate Portfolio – Initial Class	787,423	11,787,716
MFS Government Securities Portfolio – Initial Class	4,632,576	58,880,040
MFS Growth Series – Initial Class	768,584	34,932,124
MFS High Yield Portfolio – Initial Class	4,890,155	29,536,535
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	5,710,747	58,992,021
MFS International Growth Portfolio – Initial Class	807,257	11,697,149
MFS International Value Portfolio – Initial Class	447,090	11,718,237
MFS Limited Maturity Portfolio – Initial Class	6,882,967	70,825,734
MFS Mid Cap Growth Series – Initial Class	2,571,845	23,506,665
MFS Mid Cap Value Portfolio – Initial Class	2,695,289	23,691,592
MFS New Discovery Series – Initial Class	327,074	5,874,256
MFS New Discovery Value Portfolio – Initial Class	528,392	5,923,280
MFS Research International Portfolio – Initial Class	1,491,544	23,476,901
MFS Research Series – Initial Class	1,217,776	35,388,559
MFS Total Return Bond Series – Initial Class	7,436,574	100,170,649
MFS Value Series – Initial Class	1,720,880	35,484,536

Total Underlying Affiliated Funds (Identified Cost, $533,071,385)		$588,992,140

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $1,386,297)	1,386,426	$1,386,426

Total Investments (Identified Cost, $534,457,682)		$590,378,566

OTHER ASSETS, LESS LIABILITIES – 0.0%		188,201

NET ASSETS – 100.0%		$590,566,767

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Underlying affiliated funds, at value (identified cost, $534,457,682)	$590,378,566
Receivables for
Investments sold	934,083
Fund shares sold	751
Other assets	2,296
Total assets	$591,315,696
Liabilities
Payable for fund shares reacquired	$698,894
Payable to affiliates
Administrator	96
Shareholder servicing costs	68
Distribution and/or service fees	8,084
Payable for independent Trustees’ compensation	451
Accrued expenses and other liabilities	41,336
Total liabilities	$748,929
Net assets	$590,566,767
Net assets consist of
Paid-in capital	$504,509,692
Unrealized appreciation (depreciation) on investments	55,920,884
Accumulated net realized gain (loss) on investments	19,965,120
Undistributed net investment income	10,171,071
Net assets	$590,566,767
Shares of beneficial interest outstanding	50,711,597

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,240,050	192,378	$11.64
Service Class	588,326,717	50,519,219	11.65

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Dividends from underlying affiliated funds	$4,440
Expenses
Distribution and/or service fees	748,110
Shareholder servicing costs	6,788
Administrative services fee	8,679
Independent Trustees’ compensation	7,812
Custodian fee	5,571
Shareholder communications	13,127
Audit and tax fees	18,985
Legal fees	3,433
Miscellaneous	9,058
Total expenses	$821,563
Net investment loss	$(817,123)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)	$6,517,073
Change in unrealized appreciation (depreciation) on investments	$31,044,494
Net realized and unrealized gain (loss) on investments	$37,561,567
Change in net assets from operations	$36,744,444

See Notes to Financial Statements

6

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income (loss)	$(817,123)	$10,988,313
Net realized gain (loss) on investments	6,517,073	15,444,977
Net unrealized gain (loss) on investments	31,044,494	5,301,508
Change in net assets from operations	$36,744,444	$31,734,798
Distributions declared to shareholders
From net investment income	$—	$(16,110,618)
From net realized gain on investments	—	(22,418,780)
Total distributions declared to shareholders	$—	$(38,529,398)
Change in net assets from fund share transactions	$(61,408,146)	$(71,588,922)
Total change in net assets	$(24,663,702)	$(78,383,522)
Net assets
At beginning of period	615,230,469	693,613,991
At end of period (including undistributed net investment income of $10,171,071 and $10,988,194, respectively)	$590,566,767	$615,230,469

See Notes to Financial Statements

7

MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.95		$11.09		$11.79	$11.61	$11.80	$11.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.22	(c)	$0.24	$0.20	$0.11	$0.14
Net realized and unrealized gain (loss) on investments	0.69		0.36		(0.27)	0.34	0.97	0.88
Total from investment operations	$0.69		$0.58		$(0.03)	$0.54	$1.08	$1.02
Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.41)	$(0.22)	$(0.37)	$(0.35)
From net realized gain on investments	—		(0.40)		(0.26)	(0.14)	(0.90)	(0.34)
Total distributions declared to shareholders	$—		$(0.72)		$(0.67)	$(0.36)	$(1.27)	$(0.69)
Net asset value, end of period (x)	$11.64		$10.95		$11.09	$11.79	$11.61	$11.80
Total return (%) (k)(r)(s)(x)	6.30	(n)	5.03	(c)	(0.19)	4.61	9.82	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.02	(c)	0.01	0.02	0.03	0.16
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.02	0.03	N/A
Net investment income (loss) (l)	(0.02	)(a)	1.92	(c)	2.06	1.66	0.93	1.14
Portfolio turnover	0	(b)(n)	1		2	1	1	57
Net assets at end of period (000 omitted)	$2,240		$2,266		$2,419	$2,948	$4,167	$5,024

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.96		$11.10		$11.80	$11.61	$11.80	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.19	(c)	$0.21	$0.16	$0.07	$0.14
Net realized and unrealized gain (loss) on investments	0.71		0.35		(0.28)	0.36	0.98	0.86
Total from investment operations	$0.69		$0.54		$(0.07)	$0.52	$1.05	$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.28)		$(0.37)	$(0.19)	$(0.34)	$(0.32)
From net realized gain on investments	—		(0.40)		(0.26)	(0.14)	(0.90)	(0.34)
Total distributions declared to shareholders	$—		$(0.68)		$(0.63)	$(0.33)	$(1.24)	$(0.66)
Net asset value, end of period (x)	$11.65		$10.96		$11.10	$11.80	$11.61	$11.80
Total return (%) (k)(r)(s)(x)	6.30	(n)	4.73	(c)	(0.49)	4.41	9.52	8.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.27	(c)	0.26	0.27	0.28	0.41
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.27	0.28	N/A
Net investment income (loss) (l)	(0.27	)(a)	1.66	(c)	1.80	1.36	0.62	1.14
Portfolio turnover	0	(b)(n)	1		2	1	1	57
Net assets at end of period (000 omitted)	$588,327		$612,965		$691,195	$801,775	$896,495	$966,119

See Notes to Financial Statements

8

MFS Conservative Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are

10

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$590,378,566	$—	$—	$590,378,566

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

11

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$17,225,958
Long-term capital gains	21,303,440
Total distributions	$38,529,398

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$536,783,984
Gross appreciation	60,193,613
Gross depreciation	(6,599,031)
Net unrealized appreciation (depreciation)	$53,594,582

As of 12/31/16
Undistributed ordinary income	11,661,625
Undistributed long-term capital gain	15,100,918
Net unrealized appreciation (depreciation)	22,550,088

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$63,216	$—	$78,776
Service Class	—	16,047,402	—	22,340,004
Total	$—	$16,110,618	$—	$22,418,780

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $6,506, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $282.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0029% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $587 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of shares of underlying funds aggregated $1,216,640 and $63,454,230, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,680	$86,057	4,714	$53,379
Service Class	339,274	3,794,642	1,740,149	19,371,122
	346,954	$3,880,699	1,744,863	$19,424,501
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	12,667	$141,992
Service Class	—	—	3,418,291	38,387,406
	—	$—	3,430,958	$38,529,398
Shares reacquired
Initial Class	(22,254)	$(247,884)	(28,643)	$(322,731)
Service Class	(5,735,013)	(65,040,961)	(11,535,443)	(129,220,090)
	(5,757,267)	$(65,288,845)	(11,564,086)	$(129,542,821)
Net change
Initial Class	(14,574)	$(161,827)	(11,262)	$(127,360)
Service Class	(5,395,739)	(61,246,319)	(6,377,003)	(71,461,562)
	(5,410,313)	$(61,408,146)	(6,388,265)	$(71,588,922)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,176 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Governments Portfolio	4,938,466	8,291	(368,900)	4,577,857
MFS Global Real Estate Portfolio	890,228	4,284	(107,089)	787,423
MFS Government Securities Portfolio	4,926,875	5,273	(299,572)	4,632,576
MFS Growth Series	938,398	877	(170,691)	768,584
MFS High Yield Portfolio	5,316,638	12,910	(439,393)	4,890,155
MFS Inflation-Adjusted Bond Portfolio	6,208,240	21,379	(518,872)	5,710,747
MFS Institutional Money Market Portfolio	1,174,771	26,377,640	(26,165,985)	1,386,426
MFS International Growth Portfolio	1,018,004	—	(210,747)	807,257
MFS International Value Portfolio	545,861	575	(99,346)	447,090
MFS Limited Maturity Portfolio	7,249,706	4,821	(371,560)	6,882,967
MFS Mid Cap Growth Series	3,055,327	8,045	(491,527)	2,571,845
MFS Mid Cap Value Portfolio	2,941,536	15,141	(261,388)	2,695,289
MFS New Discovery Series	376,974	1,636	(51,536)	327,074
MFS New Discovery Value Portfolio	566,503	5,751	(43,862)	528,392
MFS Research International Portfolio	1,818,764	1,401	(328,621)	1,491,544
MFS Research Series	1,404,106	2,857	(189,187)	1,217,776
MFS Total Return Bond Series	8,000,609	6,147	(570,182)	7,436,574
MFS Value Series	1,935,497	7,935	(222,552)	1,720,880

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(359,306)	$—	$—	$47,106,146
MFS Global Real Estate Portfolio	193,574	—	—	11,787,716
MFS Government Securities Portfolio	(261,434)	—	—	58,880,040
MFS Growth Series	2,543,494	—	—	34,932,124
MFS High Yield Portfolio	(71,216)	—	—	29,536,535
MFS Inflation-Adjusted Bond Portfolio	(246,965)	—	—	58,992,021
MFS Institutional Money Market Portfolio	(229)	—	4,440	1,386,426
MFS International Growth Portfolio	348,639	—	—	11,697,149
MFS International Value Portfolio	743,356	—	—	11,718,237
MFS Limited Maturity Portfolio	(20,840)	—	—	70,825,734
MFS Mid Cap Growth Series	911,769	—	—	23,506,665
MFS Mid Cap Value Portfolio	50,197	—	—	23,691,592
MFS New Discovery Series	(4,601)	—	—	5,874,256
MFS New Discovery Value Portfolio	72,678	—	—	5,923,280
MFS Research International Portfolio	505,320	—	—	23,476,901
MFS Research Series	1,133,971	—	—	35,388,559
MFS Total Return Bond Series	(293,943)	—	—	100,170,649
MFS Value Series	1,272,609	—	—	35,484,536
	$6,517,073	$—	$4,440	$590,378,566

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MFS Conservative Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

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MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

VRE-SEM

MFS® GLOBAL REAL ESTATE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	4.6%
Public Storage, Inc., REIT	4.0%
Unibail-Rodamco, REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
AvalonBay Communities, Inc., REIT	3.0%
Alexandria Real Estate Equities, Inc., REIT	3.0%
Boardwalk, REIT	2.9%
Mid-America Apartment Communities, Inc., REIT	2.8%
Hang Lung Properties Ltd.	2.7%
Equity Lifestyle Properties, Inc., REIT	2.6%

Equity industries
Real Estate	97.4%
Telecommunications – Wireless	2.1%

Issuer country weightings (x)
United States	54.2%
Japan	8.8%
Hong Kong	7.6%
United Kingdom	6.8%
Australia	4.7%
Singapore	4.2%
Canada	3.9%
France	3.5%
Germany	2.9%
Other Countries	3.4%

Currency exposure weightings (y)
United States Dollar	54.2%
Japanese Yen	8.8%
Euro	8.6%
Hong Kong Dollar	7.6%
British Pound Sterling	6.8%
Australian Dollar	4.7%
Singapore Dollar	4.2%
Canadian Dollar	3.9%
Norwegian Krone	1.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.92%	$1,000.00	$1,068.52	$4.72
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,067.34	$6.00
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Real Estate – 97.4%
Advance Residence Investment Corp., REIT	1,660	$4,125,094
Alexandria Real Estate Equities, Inc., REIT	46,330	5,581,375
American Homes 4 Rent, “A”, REIT	136,373	3,077,939
Ascendas India Trust, REIT	4,441,000	3,661,184
Atrium European Real Estate Ltd.	526,520	2,350,734
AvalonBay Communities, Inc., REIT	29,198	5,610,980
Big Yellow Group PLC, REIT	324,079	3,343,005
Boardwalk, REIT	149,547	5,483,467
Brixmor Property Group Inc., REIT	77,414	1,384,162
Cheung Kong Property Holdings Ltd.	130,500	1,022,110
Derwent London PLC, REIT	116,292	4,019,867
Dream Office, REIT	125,864	1,897,472
Entra ASA	173,607	2,162,615
Equity Commonwealth, REIT (a)	60,858	1,923,113
Equity Lifestyle Properties, Inc., REIT	56,797	4,903,853
Fortune REIT	1,177,000	1,460,801
Gateway Lifestyle Group Stapled Security	3,102,220	4,649,514
Gramercy Property Trust, REIT	153,982	4,574,805
Grand City Properties S.A.	147,679	2,959,342
Hang Lung Properties Ltd.	2,036,944	5,087,501
Hibernia PLC, REIT	1,166,721	1,832,284
Japan Logistics Fund, Inc., REIT	1,420	2,947,944
Kenedix Office Investment Corp., REIT	551	2,939,320
Kerry Properties Ltd.	549,000	1,863,413
LEG Immobilien AG	25,812	2,426,595
Life Storage, Inc., REIT	59,116	4,380,496
Link REIT	644,264	4,901,636
LondonMetric Property PLC, REIT	1,198,168	2,612,367
Mapletree Logistics Trust, REIT	4,871,303	4,228,224
Medical Properties Trust, Inc., REIT	371,885	4,786,160
Mid-America Apartment Communities, Inc., REIT	49,215	5,186,277
Mitsui Fudosan Co. Ltd.	271,475	6,469,782
National Storage, REIT	3,607,478	4,186,788
OUTFRONT Media, Inc., REIT	104,919	2,425,727
Parkway, Inc., REIT	105,738	2,420,343
Public Storage, Inc., REIT	35,831	7,471,838
Ramco-Gershenson Properties Trust, REIT	116,609	1,504,256
Rexford Industrial Realty, Inc., REIT	69,313	1,901,949
Shaftesbury PLC, REIT	218,081	2,762,284
Simon Property Group, Inc., REIT	53,170	8,600,777
STAG Industrial, Inc., REIT	147,590	4,073,484
Starwood Property Trust, Inc., REIT	145,818	3,264,865
Store Capital Corp., REIT	211,111	4,739,442
Sun Communities, Inc., REIT	53,700	4,708,953
Unibail-Rodamco, REIT	26,276	6,621,955
Urban Edge Properties, REIT	117,691	2,792,807
Washington Prime Group, Inc., REIT	453,878	3,798,959
Welltower, Inc., REIT	65,282	4,886,358
Weyerhaeuser Co., REIT	83,054	2,782,309

		$182,796,525

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	29,617	$3,918,921

Total Common Stocks (Identified Cost, $164,223,477)		$186,715,446

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $313,552)	313,584	$313,584

Total Investments (Identified Cost, $164,537,029)		$187,029,030

OTHER ASSETS, LESS LIABILITIES – 0.3%		590,050

NET ASSETS – 100.0%		$187,619,080

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $164,223,477)	$186,715,446
Underlying affiliated funds, at value (identified cost, $313,552)	313,584
Total investments, at value (identified cost, $164,537,029)	$187,029,030
Foreign currency, at value (identified cost, $165,478)	165,142
Receivables for
Investments sold	1,070,473
Fund shares sold	240
Dividends	1,057,091
Receivable from investment adviser	4,179
Other assets	863
Total assets	$189,327,018
Liabilities
Payables for
Investments purchased	$1,417,915
Fund shares reacquired	217,021
Payable to affiliates
Shareholder servicing costs	33
Distribution and/or service fees	994
Payable for independent Trustees’ compensation	642
Accrued expenses and other liabilities	71,333
Total liabilities	$1,707,938
Net assets	$187,619,080
Net assets consist of
Paid-in capital	$148,012,072
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,490,931
Accumulated net realized gain (loss) on investments and foreign currency	6,391,510
Undistributed net investment income	10,724,567
Net assets	$187,619,080
Shares of beneficial interest outstanding	11,968,304

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$115,308,788	7,703,776	$14.97
Service Class	72,310,292	4,264,528	16.96

See Notes to Financial Statements

5

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$4,384,318
Dividends from underlying affiliated funds	5,589
Foreign taxes withheld	(204,467)
Total investment income	$4,185,440
Expenses
Management fee	$849,825
Distribution and/or service fees	92,858
Shareholder servicing costs	3,885
Administrative services fee	19,939
Independent Trustees’ compensation	2,796
Custodian fee	17,270
Shareholder communications	22,649
Audit and tax fees	26,723
Legal fees	1,078
Miscellaneous	6,330
Total expenses	$1,043,353
Reduction of expenses by investment adviser	(80,646)
Net expenses	$962,707
Net investment income	$3,222,733
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(854,672)
Underlying affiliated funds	81
Foreign currency	(550)
Net realized gain (loss) on investments and foreign currency	$(855,141)
Change in unrealized appreciation (depreciation)
Investments	$10,208,130
Translation of assets and liabilities in foreign currencies	15,140
Net unrealized gain (loss) on investments and foreign currency translation	$10,223,270
Net realized and unrealized gain (loss) on investments and foreign currency	$9,368,129
Change in net assets from operations	$12,590,862

See Notes to Financial Statements

6

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$3,222,733	$4,991,786
Net realized gain (loss) on investments and foreign currency	(855,141)	11,269,493
Net unrealized gain (loss) on investments and foreign currency translation	10,223,270	(394,920)
Change in net assets from operations	$12,590,862	$15,866,359
Distributions declared to shareholders
From net investment income	$—	$(4,607,565)
From net realized gain on investments	—	(3,314,243)
Total distributions declared to shareholders	$—	$(7,921,808)
Change in net assets from fund share transactions	$(15,248,008)	$(25,366,300)
Total change in net assets	$(2,657,146)	$(17,421,749)
Net assets
At beginning of period	190,276,226	207,697,975
At end of period (including undistributed net investment income of $10,724,567 and $7,501,834, respectively)	$187,619,080	$190,276,226

See Notes to Financial Statements

7

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.01		$13.55		$14.06	$12.43	$12.54	$9.75
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.37	(c)	$0.29	$0.26	$0.26	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		0.74		(0.23)	1.68	0.34	2.66
Total from investment operations	$0.96		$1.11		$0.06	$1.94	$0.60	$2.91
Less distributions declared to shareholders
From net investment income	$—		$(0.39)		$(0.57)	$(0.31)	$(0.71)	$(0.12)
From net realized gain on investments	—		(0.26)		—	—	—	—
Total distributions declared to shareholders	$—		$(0.65)		$(0.57)	$(0.31)	$(0.71)	$(0.12)
Net asset value, end of period (x)	$14.97		$14.01		$13.55	$14.06	$12.43	$12.54
Total return (%) (k)(r)(s)(x)	6.85	(n)	7.94	(c)	0.74	15.62	5.07	29.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	0.97	(c)	1.00	0.98	1.01	1.09
Expenses after expense reductions (f)	0.92	(a)	0.91	(c)	0.94	0.95	0.95	1.05
Net investment income	3.52	(a)	2.63	(c)	2.11	1.93	2.02	2.21
Portfolio turnover	17	(n)	30		40	25	34	54
Net assets at end of period (000 omitted)	$115,309		$115,023		$124,563	$143,090	$151,176	$147,846

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.89		$15.28		$15.77	$13.91	$13.94	$10.84
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.38	(c)	$0.29	$0.25	$0.26	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.80		0.83		(0.25)	1.88	0.38	2.96
Total from investment operations	$1.07		$1.21		$0.04	$2.13	$0.64	$3.19
Less distributions declared to shareholders
From net investment income	$—		$(0.34)		$(0.53)	$(0.27)	$(0.67)	$(0.09)
From net realized gain on investments	—		(0.26)		—	—	—	—
Total distributions declared to shareholders	$—		$(0.60)		$(0.53)	$(0.27)	$(0.67)	$(0.09)
Net asset value, end of period (x)	$16.96		$15.89		$15.28	$15.77	$13.91	$13.94
Total return (%) (k)(r)(s)(x)	6.73	(n)	7.70	(c)	0.47	15.31	4.84	29.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.22	(c)	1.25	1.23	1.26	1.34
Expenses after expense reductions (f)	1.17	(a)	1.16	(c)	1.19	1.20	1.20	1.30
Net investment income	3.25	(a)	2.37	(c)	1.84	1.67	1.78	1.88
Portfolio turnover	17	(n)	30		40	25	34	54
Net assets at end of period (000 omitted)	$72,310		$75,253		$83,135	$99,204	$114,111	$113,528

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$186,715,446	$—	$—	$186,715,446
Mutual Funds	313,584	—	—	313,584
Total Investments	$187,029,030	$—	$—	$187,029,030

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $51,112,677 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$4,607,565
Long-term capital gains	3,314,243
Total distributions	$7,921,808

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$167,747,222
Gross appreciation	25,070,663
Gross depreciation	(5,788,855)
Net unrealized appreciation (depreciation)	$19,281,808

As of 12/31/16
Undistributed ordinary income	9,357,169
Undistributed long-term capital gain	8,271,934
Other temporary differences	313,365
Net unrealized appreciation (depreciation)	9,073,678

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$3,072,515	$—	$2,103,171
Service Class	—	1,535,050	—	1,211,072
Total	$—	$4,607,565	$—	$3,314,243

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $7,246, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $73,400, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $3,145, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $740.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0211% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $176 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $32,594,671 and $42,208,133, respectively.

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	63,401	$915,190	284,283	$4,031,253
Service Class	117,232	1,866,515	372,899	5,924,989
	180,633	$2,781,705	657,182	$9,956,242
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	349,001	$5,175,686
Service Class	—	—	163,168	2,746,122
	—	$—	512,169	$7,921,808
Shares reacquired
Initial Class	(568,385)	$(8,310,880)	(1,618,412)	$(23,330,710)
Service Class	(587,605)	(9,718,833)	(1,240,603)	(19,913,640)
	(1,155,990)	$(18,029,713)	(2,859,015)	$(43,244,350)
Net change
Initial Class	(504,984)	$(7,395,690)	(985,128)	$(14,123,771)
Service Class	(470,373)	(7,852,318)	(704,536)	(11,242,529)
	(975,357)	$(15,248,008)	(1,689,664)	$(25,366,300)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 28%, 11%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $663 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,776,118	14,722,103	(17,184,637)	313,584

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$81	$—	$5,589	$313,584

14

MFS Global Real Estate Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars:
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

15

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

SEMIANNUAL REPORT

June 30, 2017

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VGA-SEM

MFS® GROWTH ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.9%
MFS Research Series	10.0%
MFS Mid Cap Value Portfolio	9.1%
MFS Mid Cap Growth Series	9.0%
MFS Research International Portfolio	8.9%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS International Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.03%	$1,000.00	$1,107.57	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,105.65	$1.46
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	279,688	$4,231,681
MFS Global Governments Portfolio – Initial Class (a)	1,648,334	16,961,360
MFS Global Real Estate Portfolio – Initial Class	1,417,346	21,217,667
MFS Growth Series – Initial Class	1,018,616	46,296,110
MFS High Yield Portfolio – Initial Class	3,519,440	21,257,420
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	2,055,936	21,237,820
MFS International Growth Portfolio – Initial Class	1,455,352	21,088,044
MFS International Value Portfolio – Initial Class	805,968	21,124,431
MFS Limited Maturity Portfolio – Initial Class	825,693	8,496,384
MFS Mid Cap Growth Series – Initial Class	4,173,682	38,147,449
MFS Mid Cap Value Portfolio – Initial Class	4,364,394	38,363,024
MFS New Discovery Series – Initial Class	472,286	8,482,257
MFS New Discovery Value Portfolio – Initial Class	760,737	8,527,864
MFS Research International Portfolio – Initial Class	2,417,829	38,056,631
MFS Research Series – Initial Class	1,462,640	42,504,311
MFS Total Return Bond Series – Initial Class	1,574,955	21,214,649
MFS Value Series – Initial Class	2,270,517	46,818,054

Total Underlying Affiliated Funds (Identified Cost, $337,581,599)		$424,025,156

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $139,260)	139,260	$139,260
Total Investments (Identified Cost, $337,720,859)		$424,164,416

OTHER ASSETS, LESS LIABILITIES – 0.0%		90,079

NET ASSETS – 100.0%		$424,254,495

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Underlying affiliated funds, at value (identified cost, $337,720,859)	$424,164,416
Receivables for
Investments sold	971,904
Fund shares sold	234
Other assets	1,624
Total assets	$425,138,178
Liabilities
Payable for fund shares reacquired	$844,855
Payable to affiliates
Administrator	96
Shareholder servicing costs	54
Distribution and/or service fees	5,784
Payable for independent Trustees’ compensation	291
Accrued expenses and other liabilities	32,603
Total liabilities	$883,683
Net assets	$424,254,495
Net assets consist of
Paid-in capital	$303,722,928
Unrealized appreciation (depreciation) on investments	86,443,557
Accumulated net realized gain (loss) on investments	27,941,926
Undistributed net investment income	6,146,084
Net assets	$424,254,495
Shares of beneficial interest outstanding	34,946,205

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,881,085	319,428	$12.15
Service Class	420,373,410	34,626,777	12.14

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Dividends from underlying affiliated funds	$609
Expenses
Distribution and/or service fees	527,889
Shareholder servicing costs	5,331
Administrative services fee	8,679
Independent Trustees’ compensation	4,668
Custodian fee	3,523
Shareholder communications	9,104
Audit and tax fees	18,970
Legal fees	2,363
Miscellaneous	7,801
Total expenses	$588,328
Net investment loss	$(587,719)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)	$7,568,159
Change in unrealized appreciation (depreciation) on investments	$36,187,670
Net realized and unrealized gain (loss) on investments	$43,755,829
Change in net assets from operations	$43,168,110

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income (loss)	$(587,719)	$6,733,946
Net realized gain (loss) on investments	7,568,159	21,721,064
Net unrealized gain (loss) on investments	36,187,670	1,399,771
Change in net assets from operations	$43,168,110	$29,854,781
Distributions declared to shareholders
From net investment income	$—	$(10,983,900)
From net realized gain on investments	—	(30,256,616)
Total distributions declared to shareholders	$—	$(41,240,516)
Change in net assets from fund share transactions	$(42,710,055)	$(35,961,954)
Total change in net assets	$458,055	$(47,347,689)
Net assets
At beginning of period	423,796,440	471,144,129
At end of period (including undistributed net investment income of $6,146,084 and $6,733,803, respectively)	$424,254,495	$423,796,440

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.97		$11.27		$12.42	$12.19	$11.22	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.20	(c)	$0.21	$0.16	$0.12	$0.26
Net realized and unrealized gain (loss) on investments	1.18		0.62		(0.19)	0.50	2.28	1.11
Total from investment operations	$1.18		$0.82		$0.02	$0.66	$2.40	$1.37
Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.58)	$(0.21)	$(0.32)	$(0.30)
From net realized gain on investments	—		(0.80)		(0.59)	(0.22)	(1.11)	(0.55)
Total distributions declared to shareholders	$—		$(1.12)		$(1.17)	$(0.43)	$(1.43)	$(0.85)
Net asset value, end of period (x)	$12.15		$10.97		$11.27	$12.42	$12.19	$11.22
Total return (%) (k)(r)(s)(x)	10.76	(n)	7.15	(c)	0.53	5.39	22.56	12.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	(c)	0.02	0.03	0.03	0.18
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.03	0.03	N/A
Net investment income (loss) (l)	(0.03	)(a)	1.81	(c)	1.75	1.29	0.98	2.31
Portfolio turnover	1	(n)	1		1	1	4	72
Net assets at end of period (000 omitted)	$3,881		$3,140		$2,908	$2,939	$2,858	$2,971

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.98		$11.27		$12.41	$12.19	$11.21	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.17	(c)	$0.17	$0.12	$0.08	$0.18
Net realized and unrealized gain (loss) on investments	1.18		0.63		(0.18)	0.50	2.30	1.15
Total from investment operations	$1.16		$0.80		$(0.01)	$0.62	$2.38	$1.33
Less distributions declared to shareholders
From net investment income	$—		$(0.29)		$(0.54)	$(0.18)	$(0.29)	$(0.27)
From net realized gain on investments	—		(0.80)		(0.59)	(0.22)	(1.11)	(0.55)
Total distributions declared to shareholders	$—		$(1.09)		$(1.13)	$(0.40)	$(1.40)	$(0.82)
Net asset value, end of period (x)	$12.14		$10.98		$11.27	$12.41	$12.19	$11.21
Total return (%) (k)(r)(s)(x)	10.56	(n)	6.94	(c)	0.30	5.04	22.38	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	(c)	0.27	0.28	0.28	0.43
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.28	0.28	N/A
Net investment income (loss) (l)	(0.28	)(a)	1.50	(c)	1.40	1.00	0.71	1.59
Portfolio turnover	1	(n)	1		1	1	4	72
Net assets at end of period (000 omitted)	$420,373		$420,657		$468,237	$538,164	$618,967	$559,969

See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$424,164,416	$—	$—	$424,164,416

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$12,020,610
Long-term capital gains	29,219,906
Total distributions	$41,240,516

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$339,318,682
Gross appreciation	85,772,035
Gross depreciation	(926,301)
Net unrealized appreciation (depreciation)	$84,845,734

As of 12/31/16
Undistributed ordinary income	6,852,018
Undistributed long-term capital gain	21,853,375
Net unrealized appreciation (depreciation)	48,658,064

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$87,692	$—	$216,265
Service Class	—	10,896,208	—	30,040,351
Total	$—	$10,983,900	$—	$30,256,616

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles, such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $5,036, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $295.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0041% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $400 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of shares of underlying funds aggregated $3,853,780 and $47,160,154, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	41,563	$480,141	30,929	$342,169
Service Class	606,929	6,995,897	1,222,192	13,813,513
	648,492	$7,476,038	1,253,121	$14,155,682
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	27,285	$303,957
Service Class	—	—	3,671,440	40,936,559
	—	$—	3,698,725	$41,240,516
Shares reacquired
Initial Class	(8,244)	$(95,731)	(30,130)	$(336,968)
Service Class	(4,295,739)	(50,090,362)	(8,127,901)	(91,021,184)
	(4,303,983)	$(50,186,093)	(8,158,031)	$(91,358,152)
Net change
Initial Class	33,319	$384,410	28,084	$309,158
Service Class	(3,688,810)	(43,094,465)	(3,234,269)	(36,271,112)
	(3,655,491)	$(42,710,055)	(3,206,185)	$(35,961,954)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,504 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	332,359	675	(53,346)	279,688
MFS Global Governments Portfolio	1,644,025	77,437	(73,128)	1,648,334
MFS Global Real Estate Portfolio	1,519,359	19,976	(121,989)	1,417,346
MFS Growth Series	1,198,827	1,805	(182,016)	1,018,616
MFS High Yield Portfolio	3,691,362	31,171	(203,093)	3,519,440
MFS Inflation-Adjusted Bond Portfolio	2,086,034	69,761	(99,859)	2,055,936
MFS Institutional Money Market Portfolio	416,288	10,296,286	(10,573,314)	139,260
MFS International Growth Portfolio	1,741,544	7,086	(293,278)	1,455,352
MFS International Value Portfolio	935,257	3,885	(133,174)	805,968
MFS Limited Maturity Portfolio	832,134	22,095	(28,536)	825,693
MFS Mid Cap Growth Series	4,796,751	1,088	(624,157)	4,173,682
MFS Mid Cap Value Portfolio	4,649,648	26,496	(311,750)	4,364,394
MFS New Discovery Series	526,593	1,812	(56,119)	472,286
MFS New Discovery Value Portfolio	799,029	10,036	(48,328)	760,737
MFS Research International Portfolio	2,822,484	20,004	(424,659)	2,417,829
MFS Research Series	1,635,509	2,904	(175,773)	1,462,640
MFS Total Return Bond Series	1,599,853	41,590	(66,488)	1,574,955
MFS Value Series	2,487,093	4,992	(221,568)	2,270,517

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$1,139	$—	$—	$4,231,681
MFS Global Governments Portfolio	(70,982)	—	—	16,961,360
MFS Global Real Estate Portfolio	179,253	—	—	21,217,667
MFS Growth Series	2,396,749	—	—	46,296,110
MFS High Yield Portfolio	(33,409)	—	—	21,257,420
MFS Inflation-Adjusted Bond Portfolio	(38,444)	—	—	21,237,820
MFS Institutional Money Market Portfolio	(215)	—	609	139,260
MFS International Growth Portfolio	406,580	—	—	21,088,044
MFS International Value Portfolio	1,003,101	—	—	21,124,431
MFS Limited Maturity Portfolio	343	—	—	8,496,384
MFS Mid Cap Growth Series	1,013,317	—	—	38,147,449
MFS Mid Cap Value Portfolio	57,315	—	—	38,363,024
MFS New Discovery Series	28,549	—	—	8,482,257
MFS New Discovery Value Portfolio	56,388	—	—	8,527,864
MFS Research International Portfolio	688,965	—	—	38,056,631
MFS Research Series	620,043	—	—	42,504,311
MFS Total Return Bond Series	(42,008)	—	—	21,214,649
MFS Value Series	1,301,475	—	—	46,818,054
	$7,568,159	$—	$609	$424,164,416

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MFS Growth Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

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MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2017

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

VIA-SEM

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	54.7%
U.S. Treasury Securities	42.7%
Emerging Markets Bonds	0.9%

Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	31.8%
A	5.9%
BBB	13.0%
U.S. Government	42.7%
Cash & Cash Equivalents	1.7%
Other	0.0%	(o)

Portfolio facts (i)
Average Duration (d)	8.2
Average Effective Maturity (m)	13.8 yrs.

Issuer country weightings (i)(x)
United States	44.4%
United Kingdom	24.2%
Spain	7.5%
France	6.8%
Italy	5.5%
Japan	5.0%
Canada	2.2%
Australia	1.1%
Sweden	1.0%
Other Countries	2.3%

Currency exposure weightings (i)(y)
United States Dollar	43.2%
British Pound Sterling	27.2%
Euro	21.2%
Swedish Krona	2.1%
Canadian Dollar	2.1%
Japanese Yen	1.4%
Australian Dollar	1.2%
Mexican Peso	0.9%
New Zealand Dollar	0.5%
Other Currencies	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.56%	$1,000.00	$1,035.07	$2.83
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
Service Class	Actual	0.81%	$1,000.00	$1,033.37	$4.08
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 97.9%
Emerging Market Sovereign – 0.9%
United Mexican States, 4.5%, 12/04/2025	MXN	51,778,386	$3,151,652

International Market Sovereign – 54.4%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	1,196,100	$947,960
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	835,030	755,574
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	552,758	507,808
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	1,671,830	1,475,534
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	712,894	888,205
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2021	CAD	588,638	535,765
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	1,633,313	1,714,664
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	899,035	1,031,783
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	886,333	992,545
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	1,302,670	1,325,533
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	789,656	748,298
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	951,948	870,811
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/2017	JPY	772,500,000	7,132,618
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	204,400,000	1,916,335
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	809,505,900	7,516,044
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	3,361,600	2,498,672
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,329,520	1,028,541
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	4,585,185	5,420,743
Kingdom of Spain, Inflation Linked Bond, 0.3%, 11/30/2021	EUR	1,832,040	2,189,136
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	6,454,922	8,320,662
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	1,521,270	1,750,720
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	6,122,244	7,174,534
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	13,119,271	1,876,352
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,158,067	1,486,127

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Republic of France, Inflation Linked Bond, 1.3%, 7/25/2019	EUR	1,457,352	$1,752,187
Republic of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	4,966,720	6,291,066
Republic of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	2,428,382	3,082,275
Republic of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	1,946,070	2,641,772
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	4,444,781	5,462,427
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,697,136	2,926,998
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047	EUR	406,228	454,787
Republic of Italy, 4.5%, 3/01/2024	EUR	2,500,000	3,401,202
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,307,320	4,123,764
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,136,671	4,055,688
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	204,520	259,290
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	3,285,920	4,426,934
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	304,935	338,550
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	1,216,430	1,587,688
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,000,000	1,810,845
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,940,365	3,121,733
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/2030	GBP	1,493,560	3,614,718
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,925,951	3,780,641
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,156,231	4,079,910
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,277,244	5,137,002
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,489,331	5,370,751
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,828,931	5,926,988
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	1,898,200	4,176,548
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	2,193,981	4,412,292
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,553,956	3,209,285
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	1,984,103	4,853,428

4

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	2,057,296	$4,979,800
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,671,769	3,946,245
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,773,025	5,635,278
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056	GBP	204,370	500,469
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,597,233	4,026,358
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,777,849	5,173,677
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	732,714	2,107,106
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,663,909	5,037,190

			$181,809,856

U.S. Treasury Inflation Protected Securities – 42.6%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,787,495	$6,797,941
U.S. Treasury Bonds, 1.125%, 1/15/2021		3,741,511	3,885,189
U.S. Treasury Bonds, 0.375%, 7/15/2023		4,548,870	4,578,165
U.S. Treasury Bonds, 0.625%, 1/15/2024		7,998,565	8,112,505
U.S. Treasury Bonds, 0.125%, 7/15/2024		4,233,796	4,158,718
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,645,816	6,527,787
U.S. Treasury Bonds, 2.375%, 1/15/2025		6,970,393	7,940,895
U.S. Treasury Bonds, 0.375%, 7/15/2025		4,112,346	4,081,450
U.S. Treasury Bonds, 0.625%, 1/15/2026		7,101,135	7,146,057
U.S. Treasury Bonds, 2%, 1/15/2026		1,391,007	1,558,775
U.S. Treasury Bonds, 2.375%, 1/15/2027		2,537,972	2,946,499

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 1.75%, 1/15/2028	$3,324,356	$3,705,371
U.S. Treasury Bonds, 3.625%, 4/15/2028	2,512,811	3,282,603
U.S. Treasury Bonds, 2.5%, 1/15/2029	3,234,675	3,888,988
U.S. Treasury Bonds, 3.875%, 4/15/2029	4,212,628	5,719,031
U.S. Treasury Bonds, 3.375%, 4/15/2032	688,840	946,366
U.S. Treasury Bonds, 2.125%, 2/15/2040	3,221,067	4,006,054
U.S. Treasury Bonds, 2.125%, 2/15/2041	3,201,464	3,999,833
U.S. Treasury Bonds, 0.75%, 2/15/2042	3,497,703	3,327,844
U.S. Treasury Bonds, 0.625%, 2/15/2043	3,626,944	3,336,440
U.S. Treasury Bonds, 1.375%, 2/15/2044	2,566,466	2,791,768
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,718,688	2,549,643
U.S. Treasury Bonds, 1%, 2/15/2046	3,367,579	3,364,558
U.S. Treasury Notes, 0.125%, 4/15/2019	5,803,515	5,806,138
U.S. Treasury Notes, 1.875%, 7/15/2019	2,290,560	2,387,350
U.S. Treasury Notes, 1.375%, 1/15/2020	2,000,438	2,073,322
U.S. Treasury Notes, 1.25%, 7/15/2020	3,472,635	3,620,205
U.S. Treasury Notes, 0.125%, 4/15/2021	4,590,345	4,583,354
U.S. Treasury Notes, 0.625%, 7/15/2021	5,308,807	5,440,742
U.S. Treasury Notes, 0.125%, 1/15/2022	4,911,589	4,904,242
U.S. Treasury Notes, 0.125%, 7/15/2022	5,283,935	5,277,193
U.S. Treasury Notes, 0.125%, 1/15/2023	6,184,894	6,128,345
U.S. Treasury Notes, 0.125%, 7/15/2026	3,446,168	3,324,057

		$142,197,428

Total Bonds (Identified Cost, $313,437,749)		$327,158,936

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $7,582,530)	7,582,961	$7,582,961

Total Investments (Identified Cost, $321,020,279)		$334,741,897

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(676,504)

NET ASSETS – 100.0%		$334,065,393

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan Renminbi (Offshore)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Deutsche Bank AG	2,224,000	8/10/17	$1,683,030	$1,708,571	$25,541
BUY	AUD	JPMorgan Chase Bank N.A.	7,014,868	8/10/17	5,292,323	5,389,117	96,794
BUY	CAD	Deutsche Bank AG	2,469,000	8/10/17	1,866,763	1,905,146	38,383
BUY	CAD	JPMorgan Chase Bank N.A.	5,905,857	8/10/17	4,452,855	4,557,117	104,262
BUY	CAD	Morgan Stanley Capital Services, Inc.	2,669,559	8/10/17	2,022,695	2,059,903	37,208
BUY	CNH	JPMorgan Chase Bank N.A.	11,888,000	1/05/18	1,661,955	1,731,014	69,059
BUY	EUR	Deutsche Bank AG	1,508,000	8/10/17	1,693,369	1,725,539	32,170
BUY	EUR	Goldman Sachs International	10,710,810	8/10/17	12,123,084	12,255,912	132,828
BUY	GBP	JPMorgan Chase Bank N.A.	586,973	8/10/17	745,068	765,366	20,298
BUY	GBP	Merrill Lynch International	11,135,759	8/10/17	14,376,543	14,520,153	143,610
SELL	JPY	Goldman Sachs International	707,173,986	8/10/17	6,480,617	6,296,847	183,770
SELL	JPY	JPMorgan Chase Bank N.A.	746,826,000	8/10/17	6,723,183	6,649,918	73,265
SELL	MXN	Goldman Sachs International	37,952,251	8/10/17	2,095,624	2,079,282	16,342
BUY	NZD	JPMorgan Chase Bank N.A.	8,345,218	8/10/17	5,999,105	6,111,524	112,419
BUY	SEK	Brown Brothers Harriman	29,219,000	8/10/17	3,367,570	3,475,183	107,613
BUY	SEK	JPMorgan Chase Bank N.A.	5,711,832	8/10/17	654,889	679,341	24,452

							$1,218,014

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	8,856,445	8/10/17	$6,690,158	$6,803,893	$(113,735)
SELL	CAD	Merrill Lynch International	11,547,805	8/10/17	8,576,610	8,910,594	(333,984)
SELL	CNH	JPMorgan Chase Bank N.A.	11,888,000	1/05/18	1,667,438	1,731,014	(63,576)
SELL	DKK	Goldman Sachs International	1,406,894	8/10/17	213,063	216,519	(3,456)
BUY	EUR	Citibank N.A.	2,946,000	8/10/17	3,377,925	3,370,979	(6,946)
SELL	EUR	BNP Paribas S.A.	1,505,000	8/10/17	1,681,881	1,722,106	(40,225)
SELL	EUR	Goldman Sachs International	4,471,475	8/10/17	5,011,092	5,116,513	(105,421)
SELL	EUR	JPMorgan Chase Bank N.A.	5,897,629	8/10/17	6,608,229	6,748,399	(140,170)
SELL	GBP	Brown Brothers Harriman	1,306,000	8/10/17	1,664,722	1,702,921	(38,199)
SELL	GBP	Deutsche Bank AG	1,508,000	8/10/17	1,956,663	1,966,313	(9,650)
SELL	GBP	JPMorgan Chase Bank N.A.	1,463,000	8/10/17	1,867,074	1,907,637	(40,563)
BUY	JPY	Deutsche Bank AG	149,529,000	8/10/17	1,369,338	1,331,442	(37,896)
SELL	JPY	JPMorgan Chase Bank N.A.	37,646,000	8/10/17	334,931	335,209	(278)
BUY	MXN	JPMorgan Chase Bank N.A.	38,001,000	8/10/17	2,101,995	2,081,952	(20,043)
SELL	NZD	Deutsche Bank AG	7,231,000	8/10/17	5,207,627	5,295,540	(87,913)
SELL	NZD	JPMorgan Chase Bank N.A.	2,324,000	8/10/17	1,672,403	1,701,955	(29,552)
SELL	SEK	Goldman Sachs International	5,077,841	8/10/17	588,437	603,937	(15,500)

							$(1,087,107)

At June 30, 2017, the fund had $350,000 cash collateral to cover any commitments under these derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $313,437,749)	$327,158,936
Underlying affiliated funds, at value (identified cost, $7,582,530)	7,582,961
Total investments, at value (identified cost, $321,020,279)	$334,741,897
Restricted cash	350,000
Receivables for
Forward foreign currency exchange contracts	1,218,014
Interest	1,317,358
Other assets	1,384
Total assets	$337,628,653
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,087,107
Investments purchased	2,168,625
Fund shares reacquired	232,172
Payable to affiliates
Investment adviser	9,377
Shareholder servicing costs	35
Distribution and/or service fees	2,293
Payable for independent Trustees’ compensation	288
Accrued expenses and other liabilities	63,363
Total liabilities	$3,563,260
Net assets	$334,065,393
Net assets consist of
Paid-in capital	$323,835,153
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,885,297
Accumulated net realized gain (loss) on investments and foreign currency	(5,669,261)
Undistributed net investment income	2,014,204
Net assets	$334,065,393
Shares of beneficial interest outstanding	32,520,084

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$166,986,763	16,168,343	$10.33
Service Class	167,078,630	16,351,741	10.22

See Notes to Financial Statements

7

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$3,502,945
Dividends from underlying affiliated funds	21,169
Total investment income	$3,524,114
Expenses
Management fee	$839,327
Distribution and/or service fees	211,026
Shareholder servicing costs	3,620
Administrative services fee	31,821
Independent Trustees’ compensation	4,601
Custodian fee	20,596
Shareholder communications	14,962
Audit and tax fees	20,875
Legal fees	1,866
Miscellaneous	7,849
Total expenses	$1,156,543
Reduction of expenses by investment adviser	(12,883)
Net expenses	$1,143,660
Net investment income	$2,380,454
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(389,035)
Underlying affiliated funds	(214)
Foreign currency	246,905
Net realized gain (loss) on investments and foreign currency	$(142,344)
Change in unrealized appreciation (depreciation)
Investments	$9,115,859
Translation of assets and liabilities in foreign currencies	(5,049)
Net unrealized gain (loss) on investments and foreign currency translation	$9,110,810
Net realized and unrealized gain (loss) on investments and foreign currency	$8,968,466
Change in net assets from operations	$11,348,920

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$2,380,454	$1,846,895
Net realized gain (loss) on investments and foreign currency	(142,344)	(9,640,570)
Net unrealized gain (loss) on investments and foreign currency translation	9,110,810	17,862,614
Change in net assets from operations	$11,348,920	$10,068,939
Change in net assets from fund share transactions	$(15,217,593)	$(33,733,905)
Total change in net assets	$(3,868,673)	$(23,664,966)
Net assets
At beginning of period	337,934,066	361,599,032
At end of period (including undistributed net investment income of $2,014,204 and accumulated net investment loss of $366,250, respectively)	$334,065,393	$337,934,066

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$9.98		$9.73		$10.32	$10.04	$11.29		$11.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.07	(c)	$(0.01)	$0.08	$0.02		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		0.18		(0.51)	0.29	(0.61)		0.76
Total from investment operations	$0.35		$0.25		$(0.52)	$0.37	$(0.59)		$0.86
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.07)	$(0.09)	$—		$(0.10)
From net realized gain on investments	—		—		—	—	(0.66)		(0.81)
Total distributions declared to shareholders	$—		$—		$(0.07)	$(0.09)	$(0.66)		$(0.91)
Net asset value, end of period (x)	$10.33		$9.98		$9.73	$10.32	$10.04		$11.29
Total return (%) (k)(r)(s)(x)	3.51	(n)	2.57	(c)	(5.04)	3.71	(5.07)		7.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.55	(c)	0.56	0.55	0.56		0.65
Expenses after expense reductions (f)	0.56	(a)	0.54	(c)	0.55	0.54	0.56		N/A
Net investment income (loss)	1.54	(a)(l)	0.65	(c)	(0.11)	0.72	0.22		0.87
Portfolio turnover	24	(n)	47		44	24	51		520
Net assets at end of period (000 omitted)	$166,987		$168,857		$184,691	$214,183	$230,805		$227,553

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$9.89		$9.66		$10.24	$9.96	$11.23		$11.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.04	(c)	$(0.04)	$0.05	$(0.00	)(w)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		0.19		(0.50)	0.29	(0.61)		0.75
Total from investment operations	$0.33		$0.23		$(0.54)	$0.34	$(0.61)		$0.82
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.04)	$(0.06)	$—		$(0.09)
From net realized gain on investments	—		—		—	—	(0.66)		(0.81)
Total distributions declared to shareholders	$—		$—		$(0.04)	$(0.06)	$(0.66)		$(0.90)
Net asset value, end of period (x)	$10.22		$9.89		$9.66	$10.24	$9.96		$11.23
Total return (%) (k)(r)(s)(x)	3.34	(n)	2.38	(c)	(5.27)	3.43	(5.28)		7.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80	(c)	0.81	0.80	0.81		0.90
Expenses after expense reductions (f)	0.81	(a)	0.79	(c)	0.80	0.79	0.81		N/A
Net investment income (loss)	1.30	(a)(l)	0.40	(c)	(0.37)	0.46	(0.00	)(w)	0.61
Portfolio turnover	24	(n)	47		44	24	51		520
Net assets at end of period (000 omitted)	$167,079		$169,077		$176,909	$217,249	$248,127		$303,846

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short- term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$142,197,428	$—	$142,197,428
Non-U.S. Sovereign Debt	—	184,961,508	—	184,961,508
Mutual Funds	7,582,961	—	—	7,582,961
Total Investments	$7,582,961	$327,158,936	$—	$334,741,897

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,218,014	$—	$1,218,014
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,087,107)	—	(1,087,107)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,218,014	$(1,087,107)

13

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$263,987

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(52,532)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and derivative transactions.

The fund declared no distributions for the current period or for the year ended December 31, 2016.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$322,291,554
Gross appreciation	16,952,138
Gross depreciation	(4,501,795)
Net unrealized appreciation (depreciation)	$12,450,343

As of 12/31/16
Capital loss carryforwards	(4,358,049)
Other temporary differences	(95,336)
Net unrealized appreciation (depreciation)	3,334,705

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,358,049)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $12,883, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $3,299, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $321.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0190% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $316 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017 purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$37,387,121	$42,676,750
Investments (non-U.S. Government securities)	$43,933,956	$56,980,782

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	104,881	$1,059,267	257,954	$2,594,615
Service Class	651,209	6,455,355	1,856,045	18,332,975
	756,090	$7,514,622	2,113,999	$20,927,590

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(848,357)	$(8,669,138)	(2,327,493)	$(23,708,840)
Service Class	(1,394,793)	(14,063,077)	(3,069,800)	(30,952,655)
	(2,243,150)	$(22,732,215)	(5,397,293)	$(54,661,495)
Net change
Initial Class	(743,476)	$(7,609,871)	(2,069,539)	$(21,114,225)
Service Class	(743,584)	(7,607,722)	(1,213,755)	(12,619,680)
	(1,487,060)	$(15,217,593)	(3,283,294)	$(33,733,905)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 26%, 18%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,178 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,064,011	66,934,738	(61,415,788)	7,582,961

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(214)	$—	$21,169	$7,582,961

17

MFS Inflation-Adjusted Bond Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

18

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2017

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

VLT-SEM

MFS® LIMITED MATURITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	60.3%
U.S. Treasury Securities	12.1%
Asset-Backed Securities	10.7%
Collateralized Debt Obligations	9.7%
Non-U.S. Government Bonds	4.2%
Emerging Markets Bonds	3.1%
Mortgage-Backed Securities	2.2%
U.S. Government Agencies	1.0%
Commercial Mortgage-Backed Securities	1.0%
Residential Mortgage-Backed Securities	0.9%
High Yield Corporates	0.5%

Composition including fixed income credit quality (a)(i)
AAA	10.8%
AA	18.2%
A	27.0%
BBB	33.8%
BB	0.5%
U.S. Government	4.8%
Federal Agencies	3.2%
Not Rated	7.4%
Cash & Cash Equivalents	1.6%
Other	(7.3)%

Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.8 yrs.

Issuer country weightings (i)(x)
United States	71.0%
United Kingdom	4.4%
Canada	3.9%
France	3.2%
Netherlands	2.9%
Japan	2.5%
Switzerland	2.4%
Sweden	2.3%
Australia	1.7%
Other Countries	5.7%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

MFS Limited Maturity Portfolio

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.45%	$1,000.00	$1,011.80	$2.24
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,010.83	$3.49
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.8%
Asset-Backed & Securitized – 22.2%
A Voce CLO Ltd., 2014-1A, “A2R”, FRN, 2.708%, 7/15/2026 (n)	$1,735,000	$1,734,919
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.308%, 7/15/2026 (n)	2,276,000	2,278,917
AIMCO Properties CLO LP, 2014-AA, “B1R”, FRN, 2.681%, 7/20/2026 (n)	1,715,000	1,714,065
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	547,120
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	1,037,128	1,036,602
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,842,228
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024 (z)	2,162,000	2,161,989
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,356,546	1,357,695
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.536%, 7/16/2025 (z)	2,575,000	2,578,183
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.653%, 10/23/2025 (n)	1,735,000	1,735,370
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 3.505%, 4/25/2026 (n)	1,720,000	1,720,205
Babson CLO Ltd., 2013-IIA, “A2R”, FRN, 2.708%, 1/18/2025 (n)	1,488,327	1,490,628
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026 (z)	2,609,000	2,609,126
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.408%, 1/18/2025 (n)	1,488,327	1,491,734
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 2.856%, 10/20/2026 (n)	1,724,000	1,724,155
Ballyrock Ltd., 2014-1A, “BR”, FRN, 3.256%, 10/20/2026 (n)	730,000	729,993
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	4,180,000	4,144,505
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.33%, 5/10/2050 (i)	17,752,161	1,658,868
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.87%, 7/27/2026 (n)	1,060,053	1,059,966
Cent CLO LP, 2014-21A, “BR”, FRN, 3.57%, 7/27/2026 (n)	1,439,531	1,437,090
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.308%, 3/15/2028 (n)	1,487,943	1,499,398
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (z)	1,200,000	1,198,122
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (z)	536,000	535,036
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	433,389	433,422
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	1,125,297	1,123,947
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.459%, 12/17/2033 (n)	2,524,213	2,545,696

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	$2,062,000	$2,054,421
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,683,000	2,693,007
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,610,000	1,615,712
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	2,525,000	2,519,743
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (z)	2,607,000	2,606,188
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.253%, 9/15/2039	142,079	141,917
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	2,310,000	2,310,006
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	846,000	845,557
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026 (z)	790,000	788,001
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.708%, 10/15/2026 (n)	1,064,000	1,062,931
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.308%, 10/15/2026 (n)	1,364,684	1,376,213
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	192,739	192,745
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,017,000	2,018,275
Eaton Vance CLO Ltd, 2014-1A, “BR”, FRN, 2.758%, 7/15/2026 (n)	1,284,737	1,284,729
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.408%, 7/15/2026 (n)	2,569,474	2,569,453
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	1,384,133	1,382,727
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	130,694	130,644
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	290,835	291,231
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	1,811,760	1,807,533
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	933,905	932,192
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	983,231	990,819
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,114,131
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,515,000	3,549,017
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	337,668	337,599
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,736,864
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	66,173	66,182

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.708%, 4/19/2026 (n)	$2,784,114	$2,783,960
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.358%, 4/19/2026 (n)	1,606,220	1,606,126
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.053%, 5/10/2050 (i)	15,901,177	1,352,514
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)	2,716,743	2,716,339
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	1,759,743	1,760,352
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,464,578	1,467,785
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	239,956	239,787
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (n)	1,619,932	1,624,542
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FRN, 3.206%, 7/20/2026 (n)	2,418,000	2,417,978
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.258%, 1/18/2027 (z)	1,204,000	1,203,990
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.611%, 5/15/2050 (i)	17,606,210	1,679,266
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.464%, 6/15/2050 (i)	7,924,428	799,244
Motor PLC, 2015-1A, “A1”, FRN, 1.816%, 6/25/2022 (n)	600,207	600,269
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025 (z)	3,468,000	3,467,976
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	134,094	134,137
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	365,161	369,280
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.816%, 6/25/2065 (n)	709,310	710,681
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	3,702,000	3,702,285
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (z)	1,378,000	1,382,121
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026 (z)	1,752,000	1,753,741
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	468,036	468,558
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	685,576	685,163
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	1,980,000	1,990,027
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	224,472	224,434
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,107,601
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	892,641	891,593

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Shackelton CLO Ltd., 2013-4A, “CR”, FRN, 3.255%, 1/13/2025 (n)	$880,000	$879,809
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	806,541	806,914
Silver Spring CLO Ltd., 4.054%, 10/15/2026 (z)	1,393,000	1,393,000
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	3,150,000	3,122,545
Student Loan Consolidation Center, “A”, FRN, 2.436%, 10/25/2027 (n)	708,483	716,346
Sway Residential Trust, 2014-1, “A”, FRN, 2.509%, 1/17/2032 (n)	34,214	34,214
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 3.356%, 10/20/2026 (n)	1,743,000	1,743,051
TICP CLO Ltd., FRN, 3.406%, 1/20/2027 (z)	1,528,000	1,528,014
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.421%, 5/17/2032 (n)	1,130,025	1,136,341
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,710,000	1,691,228
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	3,077,000	3,061,778
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	812,439	812,463
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (z)	1,720,000	1,721,526

		$134,593,794

Automotive – 3.2%
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	$2,220,000	$2,226,052
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,527,629
Ford Motor Credit Co. LLC, FRN, 2.095%, 1/09/2018	1,940,000	1,945,960
General Motors Financial Co., Inc., 2.65%, 4/13/2020	2,643,000	2,655,287
General Motors Financial Co., Inc., 3.15%, 6/30/2022	1,207,000	1,208,868
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,864,927
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,823,804
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,511,794
Toyota Motor Credit Corp., FRN, 1.548%, 1/17/2019	3,370,000	3,384,447

		$19,148,768

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,139,476

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,563,306

Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$1,775,641

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$800,000	$809,438
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,810,000	1,790,521

		$2,599,959

Cable TV – 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$3,707,113

Chemicals – 2.1%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,438,985
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,351,224
Dow Chemical Co., 8.55%, 5/15/2019	1,570,000	1,758,458
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	2,145,000	2,156,641
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,324,574
Sherwin-Williams Co., 2.25%, 5/15/2020	2,652,000	2,657,933

		$12,687,815

Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,698,804

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/2017	$1,299,000	$1,299,934
Roper Technologies, Inc., 2.8%, 12/15/2021	783,000	789,666

		$2,089,600

Consumer Products – 1.9%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,230,871
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,529,559
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,480,000	2,490,118
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	4,352,000	4,323,581

		$11,574,129

Electrical Equipment – 0.8%
Amphenol Corp., 1.55%, 9/15/2017	$1,230,000	$1,229,713
Arrow Electronics, Inc., 3%, 3/01/2018	919,000	925,564
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,447,498

		$4,602,775

Electronics – 0.4%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$971,000	$977,200
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,496,686

		$2,473,886

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,057,385
Petroleos Mexicanos, 3.125%, 1/23/2019	487,000	490,409

Issuer	Shares/Par	Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – continued
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	$2,429,000	$2,421,888

		$4,969,682

Emerging Market Sovereign – 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,680,000	$1,638,645

Energy – Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,390,094
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,624,461

		$4,014,555

Financial Institutions – 0.5%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,956,868

Food & Beverages – 3.2%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,410,380
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,561,895
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	2,700,000	2,699,765
Ingredion, Inc., 1.8%, 9/25/2017	1,950,000	1,951,164
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	960,470
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,800,000	1,885,610
Mondelez International, Inc., FRN, 1.781%, 10/28/2019 (n)	3,160,000	3,172,741
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	902,002
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	2,722,000	2,713,058
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	336,255

		$19,593,340

Food & Drug Stores – 0.4%
CVS Health Corp., 1.9%, 7/20/2018	$1,000,000	$1,002,598
CVS Health Corp., 2.8%, 7/20/2020	1,530,000	1,557,690

		$2,560,288

Insurance – 1.2%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$410,164
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,126,620
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,652,725
Voya Financial, Inc., 2.9%, 2/15/2018	1,254,000	1,262,482

		$7,451,991

Insurance – Health – 0.4%
UnitedHealth Group, Inc., 1.45%, 7/17/2017	$2,060,000	$2,060,064

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,751,395

International Market Quasi-Sovereign – 3.9%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$3,998,844

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$4,004,676
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,398,885
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,880,000	3,887,271
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,508,075
Kommunalbanken A.S., 1%, 3/15/2018 (n)	2,000,000	1,994,734
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,520,000	1,521,000
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,454,428

		$23,767,913

International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$1,179,115

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$443,363

Major Banks – 17.3%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$3,285,127
Bank of America Corp., 6%, 9/01/2017	5,050,000	5,084,739
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,040,629
Bank of America Corp., 2.151%, 11/09/2020	1,300,000	1,294,115
Bank of America Corp., 2.881% to 4/24/2022, FRN to 4/24/2023	3,106,000	3,111,740
Bank of Montreal, FRN, 1.755%, 4/09/2018	1,380,000	1,384,974
Bank of Montreal, FRN, 1.808%, 7/18/2019	2,110,000	2,127,078
Bank of Nova Scotia, 1.44%, 9/01/2017	3,610,000	3,611,090
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,433,980
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	610,490
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,595,653
Commonwealth Bank of Australia, FRN, 1.489%, 9/08/2017 (n)	1,700,000	1,700,707
Credit Agricole, 1.43%, 9/01/2017	3,630,000	3,631,271
Credit Agricole, “A”, FRN, 2.585%, 1/10/2022 (n)	1,270,000	1,294,930
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,020,000	2,069,967
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,171,174
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,974
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	6,227,000	6,294,955
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,557,547
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,985,136
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	1,745,000	1,778,066
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,290,000	3,294,122
JPMorgan Chase & Co., 2.776% to 4/25/2022, FRN to 4/25/2023	2,896,000	2,901,201
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,361,736
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,359,903

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Mizuho Bank Ltd., FRN, 2.346%, 10/20/2018 (n)	$2,390,000	$2,414,648
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,597,624
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,324,254
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,102,518
Royal Bank of Canada, 1.5%, 7/29/2019	3,527,000	3,499,906
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,721,620
Sumitomo Mitsui Banking Corp., FRN, 1.828%, 10/19/2018	2,710,000	2,717,097
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,594,814
Swedbank AB, 2.125%, 9/29/2017 (n)	5,039,000	5,047,460
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,034,075
Toronto-Dominion Bank, 1.831%, 8/13/2019	2,770,000	2,788,889
UBS AG, 2.375%, 8/14/2019	1,660,000	1,675,111
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,915,000	2,959,707
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,578,814
Wells Fargo Bank N.A., FRN, 1.893%, 1/22/2018	250,000	250,905
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,581,005

		$104,928,751

Medical & Health Technology & Services – 1.5%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$2,571,000	$2,602,479
Becton, Dickinson and Co., 2.404%, 6/05/2020	1,234,000	1,235,993
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,371,273
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,503,451
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,480,258

		$9,193,454

Medical Equipment – 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$2,680,000	$2,700,148
Abbott Laboratories, 2.9%, 11/30/2021	2,030,000	2,052,675
Medtronic, Inc., 1.5%, 3/15/2018	1,320,000	1,320,282
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,743,151

		$7,816,256

Metals & Mining – 0.4%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$800,000	$796,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,647,195

		$2,443,195

Midstream – 1.2%
Enbridge, Inc., 2.9%, 7/15/2022	$1,721,000	$1,717,558
Energy Transfer Partners LP, 2.5%, 6/15/2018	1,050,000	1,055,150

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
EnLink Midstream Partners LP, 2.7%, 4/01/2019	$1,342,000	$1,339,061
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	671,996
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,460,788
ONEOK Partners LP, 2%, 10/01/2017	775,000	775,306
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,261

		$7,215,120

Mortgage-Backed – 2.1%
Fannie Mae, 2.8%, 3/01/2018	$2,955,966	$2,963,034
Fannie Mae, 3.729%, 6/01/2018	6,987,302	7,056,925
Fannie Mae, 5.5%, 5/01/2025	470,867	482,448
Fannie Mae, 5%, 7/01/2039	775,993	848,234
Fannie Mae, 5%, 3/01/2042 (f)	877,517	961,133
Fannie Mae, FRN, 1.285%, 5/25/2018	592,751	592,736
Freddie Mac, 0.882%, 4/25/2024 (i)	629,461	31,442

		$12,935,952

Network & Telecom – 2.0%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,539,074
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,256,637
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,197,486
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,870,286
Verizon Communications, Inc., 4.5%, 9/15/2020	3,172,000	3,388,464

		$12,251,947

Oil Services – 0.3%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,481,368

Oils – 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,930,182

Other Banks & Diversified Financials – 6.7%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$798,000	$806,967
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,429,733
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,472,379
BPCE S.A., 1.625%, 1/26/2018	840,000	838,607
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,589,726
Capital One Financial Corp., 2.5%, 5/12/2020	1,708,000	1,715,399
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,173,324
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,384,971
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,410,261
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,398,690
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	374,206
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,706,640

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Discover Bank, 3.1%, 6/04/2020	$1,705,000	$1,737,468
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,175,754
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,207,535
First Republic Bank, 2.375%, 6/17/2019	849,000	853,584
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,006,531
Lloyds Bank PLC, 2.153%, 1/22/2019	730,000	738,100
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,876,814
National Bank of Canada, FRN, 2.081%, 12/14/2018	2,480,000	2,502,280
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,097,104
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,259,708

		$40,755,781

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$743,000	$737,900

Pharmaceuticals – 3.5%
Actavis Funding SCS, 2.35%, 3/12/2018	$1,038,000	$1,042,334
Amgen, Inc., 2.2%, 5/11/2020	3,420,000	3,437,281
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,549,637
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,815,682
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,559,851
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,790,000	2,789,604
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,495,869
Mylan N.V., 2.5%, 6/07/2019	1,170,000	1,179,348
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	4,540,000	4,518,921

		$21,388,527

Real Estate – Healthcare – 0.3%
Welltower, Inc., REIT, 4.7%, 9/15/2017	$1,845,000	$1,855,170

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,838,408

Real Estate – Retail – 0.4%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,207,104
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	1,190,000	1,189,994

		$2,397,098

Restaurants – 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$1,390,000	$1,397,820

Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$365,265
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,595,361

		$1,960,626

Specialty Chemicals – 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$1,270,000	$1,301,420

Supranational – 0.7%
Corporacion Andina de Fomento, 1.5%, 8/08/2017	$1,650,000	$1,650,017

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Supranational – continued
Corporacion Andina de Fomento, FRN, 1.721%, 1/29/2018	$1,490,000	$1,490,441
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,330,000	1,333,721

		$4,474,179

Telecommunications – Wireless – 1.1%
American Tower Corp., 2.8%, 6/01/2020	$857,000	$868,646
American Tower Trust I, REIT, 1.551%, 3/15/2043 (n)	1,900,000	1,896,135
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,026,848
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,407,616
SBA Tower Trust, 2.877%, 7/10/2046 (n)	629,000	627,711

		$6,826,956

Tobacco – 1.3%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$2,494,000	$2,494,935
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	3,388,000	3,445,240
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,958,492

		$7,898,667

Transportation – Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$3,161,378

U.S. Government Agencies and Equivalents – 1.0%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,055,888
National Credit Union Administration, “1-A”, FRN, 1.673%, 1/08/2020	941,612	942,646
National Credit Union Administration, “1-A”, FRN, 1.464%, 3/06/2020	182,598	182,628
National Credit Union Administration, FRN, 1.593%, 11/06/2017	698,664	698,998
National Credit Union Administration, FRN, 1.517%, 3/11/2020	1,366,472	1,366,236
National Credit Union Administration, FRN, 1.673%, 10/07/2020	430,459	431,040
National Credit Union Administration, FRN, 1.446%, 12/07/2020	519,256	519,566

		$6,197,002

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – 4.8%
U.S. Treasury Notes, 1.875%, 2/28/2022	$4,000,000	$4,004,844
U.S. Treasury Notes, 1.375%, 2/15/2020	24,900,000	24,821,216

		$28,826,060

Utilities – Electric Power – 4.6%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,761,000	$1,770,097
Dominion Resources, Inc., 1.6%, 8/15/2019	1,070,000	1,060,937
Dominion Resources, Inc., 2.962%, 7/01/2019	1,310,000	1,329,588
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	2,019,120
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	680,000	685,991
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,235,407
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	855,189
Great Plains Energy, Inc, 2.5%, 3/09/2020	1,784,000	1,800,648
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	4,180,000	4,181,952
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,729,904
PG&E Corp., 2.4%, 3/01/2019	2,129,000	2,139,447
Southern Co., 2.45%, 9/01/2018	3,000,000	3,019,734
Southern Co., 1.85%, 7/01/2019	2,600,000	2,589,922
Southern Power Co., 1.85%, 12/01/2017	440,000	440,386
Virginia Electric & Power Co., 1.2%, 1/15/2018	2,790,000	2,784,732

		$27,643,054

Total Bonds (Identified Cost, $591,219,829)		$592,898,556

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $12,129,109)	12,129,303	$12,129,303

Total Investments (Identified Cost, $603,348,938)		$605,027,859

OTHER ASSETS, LESS LIABILITIES – 0.2%		1,044,607

NET ASSETS – 100.0%		$606,072,466

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,006,264, representing 33.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024	3/16/17	$2,162,000	$2,161,989
Atrium CDO Corp., 2010-A, “B1R”, FRN, 2.536%, 7/16/2025	5/12/17	2,575,000	2,578,183
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026	3/10/17	2,609,000	2,609,126
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029	5/23/17	1,199,940	1,198,122
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029	5/23/17	535,877	535,036
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026	6/20/17	2,606,189	2,606,188
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026	3/22/17	790,000	788,001
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17-3/09/17	2,716,278	2,716,339
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	3/30/17	3,427,276	3,445,240
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.258%, 1/18/2027	4/03/17	1,204,000	1,203,990
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025	4/04/17	3,468,000	3,467,976
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	365,161	369,280
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022	4/24/17	1,377,906	1,382,121
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026	2/17/17	1,752,000	1,753,741
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	468,016	468,558
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	1,979,665	1,990,027
Silver Spring CLO Ltd., 4.054%, 10/15/2026	6/21/17	1,393,000	1,393,000
TICP CLO Ltd., FRN, 3.406%, 1/20/2027	3/20/17	1,528,000	1,528,014
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025	4/28/17	1,720,000	1,721,526
Total Restricted Securities			$33,916,457
% of Net assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/17

Futures Contracts at 6/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	73	$15,775,984	September - 2017	$(24,211)
U.S. Treasury Note 5 yr (Long)	USD	241	28,398,461	September - 2017	(61,565)

					$(85,776)

At June 30, 2017, the fund had liquid securities with an aggregate value of $238,888 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $591,219,829)	$592,898,556
Underlying affiliated funds, at value (identified cost, $12,129,109)	12,129,303
Total investments, at value (identified cost, $603,348,938)	$605,027,859
Cash	47,150
Receivables for
Investments sold	2,024,152
Fund shares sold	34
Interest	3,246,646
Other assets	2,290
Total assets	$610,348,131
Liabilities
Payables for
Daily variation margin on open futures contracts	$48,264
Investments purchased	3,112,554
Fund shares reacquired	1,009,227
Payable to affiliates
Investment adviser	13,642
Shareholder servicing costs	57
Distribution and/or service fees	2,038
Payable for independent Trustees’ compensation	441
Accrued expenses and other liabilities	89,442
Total liabilities	$4,275,665
Net assets	$606,072,466
Net assets consist of
Paid-in capital	$591,179,523
Unrealized appreciation (depreciation) on investments	1,593,145
Accumulated net realized gain (loss) on investments	(710,529)
Undistributed net investment income	14,010,327
Net assets	$606,072,466
Shares of beneficial interest outstanding	58,918,047

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$457,459,642	44,441,114	$10.29
Service Class	148,612,824	14,476,933	10.27

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$6,356,961
Dividends from underlying affiliated funds	59,676
Total investment income	$6,416,637
Expenses
Management fee	$1,220,184
Distribution and/or service fees	186,868
Shareholder servicing costs	5,852
Administrative services fee	53,997
Independent Trustees’ compensation	7,817
Custodian fee	17,548
Shareholder communications	32,536
Audit and tax fees	31,392
Legal fees	3,425
Miscellaneous	13,055
Total expenses	$1,572,674
Reduction of expenses by investment adviser	(23,404)
Net expenses	$1,549,270
Net investment income	$4,867,367
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$228,619
Underlying affiliated funds	(3,252)
Futures contracts	689,536
Net realized gain (loss) on investments	$914,903
Change in unrealized appreciation (depreciation)
Investments	$1,412,145
Futures contracts	(133,898)
Net unrealized gain (loss) on investments	$1,278,247
Net realized and unrealized gain (loss) on investments	$2,193,150
Change in net assets from operations	$7,060,517

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$4,867,367	$9,011,152
Net realized gain (loss) on investments	914,903	(345,999)
Net unrealized gain (loss) on investments	1,278,247	2,653,650
Change in net assets from operations	$7,060,517	$11,318,803
Distributions declared to shareholders
From net investment income	$—	$(8,450,814)
Change in net assets from fund share transactions	$(28,697,219)	$(68,490,037)
Total change in net assets	$(21,636,702)	$(65,622,048)
Net assets
At beginning of period	627,709,168	693,331,216
At end of period (including undistributed net investment income of $14,010,327 and $9,142,960, respectively)	$606,072,466	$627,709,168

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.17		$10.14		$10.23	$10.32	$10.29	$10.18
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	(c)	$0.12	$0.11	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	0.04		0.02		(0.07)	(0.03)	(0.05)	0.12
Total from investment operations	$0.12		$0.17		$0.05	$0.08	$0.07	$0.23
Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.14)	$(0.13)	$(0.01)	$(0.12)
From net realized gain on investments	—		—		—	(0.04)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.14)		$(0.14)	$(0.17)	$(0.04)	$(0.12)
Net asset value, end of period (x)	$10.29		$10.17		$10.14	$10.23	$10.32	$10.29
Total return (%) (k)(r)(s)(x)	1.18	(n)	1.68	(c)	0.48	0.80	0.71	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.42	(c)	0.45	0.44	0.45	0.64
Expenses after expense reductions (f)	0.45	(a)	0.42	(c)	0.44	0.44	0.45	N/A
Net investment income	1.66	(a)	1.43	(c)	1.13	1.10	1.19	1.12
Portfolio turnover	37	(n)	30		26	24	34	213
Net assets at end of period (000 omitted)	$457,460		$473,730		$520,750	$627,457	$713,534	$723,068

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.16		$10.12		$10.20	$10.30	$10.28	$10.17
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	(c)	$0.09	$0.09	$0.10	$0.09
Net realized and unrealized gain (loss) on investments	0.04		0.03		(0.06)	(0.04)	(0.05)	0.11
Total from investment operations	$0.11		$0.15		$0.03	$0.05	$0.05	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$(0.11)	$(0.11)	$—	$(0.09)
From net realized gain on investments	—		—		—	(0.04)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.11)		$(0.11)	$(0.15)	$(0.03)	$(0.09)
Net asset value, end of period (x)	$10.27		$10.16		$10.12	$10.20	$10.30	$10.28
Total return (%) (k)(r)(s)(x)	1.08	(n)	1.48	(c)	0.28	0.49	0.48	2.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.68	(c)	0.70	0.69	0.70	0.88
Expenses after expense reductions (f)	0.70	(a)	0.67	(c)	0.69	0.69	0.70	N/A
Net investment income	1.41	(a)	1.18	(c)	0.88	0.85	0.94	0.87
Portfolio turnover	37	(n)	30		26	24	34	213
Net assets at end of period (000 omitted)	$148,613		$153,979		$172,581	$211,505	$229,865	$181,272

See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$35,023,062	$—	$35,023,062
Non-U.S. Sovereign Debt	—	36,029,534	—	36,029,534
U.S. Corporate Bonds	—	239,195,740	—	239,195,740
Residential Mortgage-Backed Securities	—	18,343,433	—	18,343,433
Commercial Mortgage-Backed Securities	—	5,631,811	—	5,631,811
Asset-Backed Securities (including CDOs)	—	123,554,502	—	123,554,502
Foreign Bonds	—	135,120,474	—	135,120,474
Mutual Funds	12,129,303	—	—	12,129,303
Total Investments	$12,129,303	$592,898,556	$—	$605,027,859

Other Financial Instruments
Futures Contracts – Liabilities	$(85,776)	$—	$—	$(85,776)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(85,776)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$689,536

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(133,898)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$8,450,814

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$603,745,032
Gross appreciation	2,270,562
Gross depreciation	(987,735)
Net unrealized appreciation (depreciation)	$1,282,827

As of 12/31/16
Undistributed ordinary income	9,142,960
Capital loss carryforwards	(1,109,164)
Net unrealized appreciation (depreciation)	(201,370)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(172,540)
Long-Term	(936,624)
Total	$(1,109,164)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$6,727,090
Service Class	—	1,723,724
Total	$—	$8,450,814

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $23,404, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $5,286, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $566.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $593 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$28,891,543	$4,200,968
Investments (non-U.S. Government securities)	$192,711,443	$226,610,488

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,559,261	$15,960,155	2,860,810	$29,260,624
Service Class	718,481	7,338,035	1,467,372	14,957,986
	2,277,742	$23,298,190	4,328,182	$44,218,610
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	659,519	$6,727,090
Service Class	—	—	169,158	1,723,724
	—	$—	828,677	$8,450,814
Shares reacquired
Initial Class	(3,683,104)	$(37,702,648)	(8,327,171)	$(85,073,262)
Service Class	(1,399,653)	(14,292,761)	(3,537,803)	(36,086,199)
	(5,082,757)	$(51,995,409)	(11,864,974)	$(121,159,461)
Net change
Initial Class	(2,123,843)	$(21,742,493)	(4,806,842)	$(49,085,548)
Service Class	(681,172)	(6,954,726)	(1,901,273)	(19,404,489)
	(2,805,015)	$(28,697,219)	(6,708,115)	$(68,490,037)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 1%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,174 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,249,759	148,581,660	(159,702,116)	12,129,303

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,252)	$—	$59,676	$12,129,303

MFS Limited Maturity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2017

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VMC-SEM

MFS® MID CAP VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
Fifth Third Bancorp	1.3%
Zimmer Biomet Holdings, Inc.	1.2%
Pinnacle Foods, Inc.	1.1%
Stanley Black & Decker, Inc.	1.1%
NASDAQ, Inc.	1.1%
XL Group Ltd.	1.1%
Huntington Bancshares, Inc.	1.1%
KeyCorp	1.1%
Newell Brands, Inc.	1.1%

Equity sectors
Financial Services	27.6%
Industrial Goods & Services	8.4%
Utilities & Communications	7.7%
Health Care	7.2%
Autos & Housing	7.0%
Consumer Staples	7.0%
Energy	7.0%
Technology	6.8%
Basic Materials	6.6%
Special Products & Services	4.2%
Retailing	3.4%
Transportation	3.0%
Leisure	2.8%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.81%	$1,000.00	$1,060.31	$4.14
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,059.61	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Aerospace – 2.4%
L3 Technologies, Inc.	20,114	$3,360,647
Leidos Holdings, Inc.	36,965	1,910,721
Rockwell Collins, Inc.	25,373	2,666,195

		$7,937,563

Airlines – 1.3%
Alaska Air Group, Inc.	17,656	$1,584,803
Delta Air Lines, Inc.	52,614	2,827,476

		$4,412,279

Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	24,269	$2,095,385

Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	83,156	$1,925,893
PVH Corp.	21,839	2,500,566

		$4,426,459

Automotive – 2.9%
Delphi Automotive PLC	35,648	$3,124,547
Goodyear Tire & Rubber Co.	59,215	2,070,156
Harley-Davidson, Inc.	32,284	1,743,982
LKQ Corp. (a)	83,747	2,759,464

		$9,698,149

Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	100,326	$2,468,020

Brokerage & Asset Managers – 4.3%
Affiliated Managers Group, Inc.	8,250	$1,368,345
Apollo Global Management LLC, “A”	68,255	1,805,345
Invesco Ltd.	51,139	1,799,581
NASDAQ, Inc.	53,069	3,793,903
Raymond James Financial, Inc.	41,774	3,351,110
TD Ameritrade Holding Corp.	51,840	2,228,602

		$14,346,886

Business Services – 4.3%
Amdocs Ltd.	40,975	$2,641,249
Brenntag AG	23,058	1,334,693
Fidelity National Information Services, Inc.	37,838	3,231,365
First Data Corp. (a)	74,217	1,350,749
Global Payments, Inc.	20,673	1,867,185
Jones Lang LaSalle, Inc.	18,754	2,344,250
Realogy Holdings Corp.	47,150	1,530,018

		$14,299,509

Cable TV – 0.3%
Altice USA, Inc. (a)	32,452	$1,048,200

Chemicals – 2.4%
Celanese Corp.	31,186	$2,960,799
FMC Corp.	32,351	2,363,241
PPG Industries, Inc.	23,600	2,595,056

		$7,919,096

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 1.7%
Check Point Software Technologies Ltd. (a)	19,886	$2,169,165
Sabre Corp.	65,975	1,436,276
Symantec Corp.	71,477	2,019,225

		$5,624,666

Computer Software – Systems – 2.4%
NCR Corp. (a)	59,742	$2,439,863
NICE Systems Ltd., ADR	24,446	1,924,389
Pitney Bowes, Inc.	86,481	1,305,863
Verint Systems, Inc. (a)	25,587	1,041,391
Xerox Corp.	48,505	1,393,549

		$8,105,055

Construction – 3.2%
Armstrong World Industries, Inc. (a)	53,480	$2,460,080
Owens Corning	43,539	2,913,630
Stanley Black & Decker, Inc.	27,036	3,804,776
Toll Brothers, Inc.	43,587	1,722,122

		$10,900,608

Consumer Products – 1.9%
Coty, Inc., “A”	81,666	$1,532,054
Newell Brands, Inc.	65,999	3,538,866
Sensient Technologies Corp.	16,509	1,329,470

		$6,400,390

Containers – 2.0%
Berry Global Group, Inc. (a)	43,885	$2,501,884
Graphic Packaging Holding Co.	158,988	2,190,855
Sealed Air Corp.	46,213	2,068,494

		$6,761,233

Electrical Equipment – 1.3%
HDSupply Holdings, Inc. (a)	41,644	$1,275,556
Sensata Technologies Holding B.V. (a)	47,542	2,030,994
WESCO International, Inc. (a)	20,524	1,176,025

		$4,482,575

Electronics – 2.2%
Analog Devices, Inc.	30,447	$2,368,777
Keysight Technologies, Inc. (a)	66,881	2,603,677
Maxim Integrated Products, Inc.	55,254	2,480,905

		$7,453,359

Energy – Independent – 5.2%
Cabot Oil & Gas Corp.	106,483	$2,670,594
Cimarex Energy Co.	12,682	1,192,235
Energen Corp. (a)	44,035	2,174,008
EQT Corp.	37,781	2,213,589
Hess Corp.	51,112	2,242,283
HollyFrontier Corp.	54,540	1,498,214
Noble Energy, Inc.	26,751	757,053
Parsley Energy, Inc., “A” (a)	31,114	863,414
PDC Energy, Inc. (a)	32,393	1,396,462

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Independent – continued
Pioneer Natural Resources Co.	15,498	$2,473,171

		$17,481,023

Engineering – Construction – 0.5%
KBR, Inc.	119,261	$1,815,152

Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	4,937	$972,095

Food & Beverages – 4.5%
Bunge Ltd.	20,084	$1,498,266
Cal-Maine Foods, Inc. (a)(l)	19,985	791,406
Coca-Cola European Partners PLC	54,226	2,205,371
J.M. Smucker Co.	17,646	2,088,051
Pinnacle Foods, Inc.	64,714	3,844,012
TreeHouse Foods, Inc. (a)	26,030	2,126,391
Tyson Foods, Inc., “A”	39,452	2,470,879

		$15,024,376

Food & Drug Stores – 0.4%
Kroger Co.	52,231	$1,218,027

Furniture & Appliances – 0.9%
Whirlpool Corp.	16,093	$3,083,741

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	19,909	$2,174,660

General Merchandise – 0.3%
Dollar Tree, Inc. (a)	12,784	$893,857

Insurance – 7.3%
Arthur J. Gallagher & Co.	41,317	$2,365,398
Everest Re Group Ltd.	12,207	3,107,780
Hanover Insurance Group, Inc.	20,747	1,838,807
Hartford Financial Services Group, Inc.	90,014	4,732,036
Lincoln National Corp.	44,669	3,018,731
Unum Group	74,193	3,459,620
Validus Holdings Ltd.	45,554	2,367,441
XL Group Ltd.	86,241	3,777,356

		$24,667,169

Machinery & Tools – 3.3%
Deere & Co.	21,423	$2,647,669
Eaton Corp. PLC	36,799	2,864,066
Gardner Denver Holdings, Inc. (a)	50,819	1,098,199
ITT, Inc.	50,955	2,047,372
Regal Beloit Corp.	31,581	2,575,431

		$11,232,737

Major Banks – 3.2%
Comerica, Inc.	47,230	$3,459,125
Huntington Bancshares, Inc.	277,701	3,754,518
KeyCorp	192,005	3,598,174

		$10,811,817

Medical & Health Technology & Services – 3.1%
AmerisourceBergen Corp.	27,780	$2,626,043
LifePoint Health, Inc. (a)	30,443	2,044,247
MEDNAX, Inc. (a)	23,288	1,405,897

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Quest Diagnostics, Inc.	24,647	$2,739,761
Universal Health Services, Inc.	13,490	1,646,859

		$10,462,807

Medical Equipment – 4.1%
Dentsply Sirona, Inc.	30,048	$1,948,312
PerkinElmer, Inc.	46,235	3,150,453
Steris PLC	33,041	2,692,842
Teleflex, Inc.	9,252	1,922,196
Zimmer Biomet Holdings, Inc.	30,717	3,944,063

		$13,657,866

Natural Gas – Distribution – 1.1%
NiSource, Inc.	63,368	$1,607,012
Sempra Energy	18,960	2,137,740

		$3,744,752

Network & Telecom – 0.5%
Motorola Solutions, Inc.	19,707	$1,709,385

Oil Services – 1.8%
Forum Energy Technologies, Inc. (a)	88,017	$1,373,065
Frank’s International N.V. (l)	177,442	1,470,994
Oil States International, Inc. (a)	51,741	1,404,768
Superior Energy Services, Inc. (a)	78,460	818,338
U.S. Silica Holdings, Inc.	25,521	905,740

		$5,972,905

Other Banks & Diversified Financials – 7.3%
Citizens Financial Group, Inc.	95,967	$3,424,103
Discover Financial Services	53,086	3,301,418
Element Fleet Management Corp.	148,611	1,019,924
Fifth Third Bancorp	173,956	4,515,898
M&T Bank Corp.	17,668	2,861,333
New York Community Bancorp, Inc.	97,002	1,273,636
Northern Trust Corp.	31,076	3,020,898
SunTrust Banks, Inc.	49,914	2,831,122
Wintrust Financial Corp.	31,329	2,394,789

		$24,643,121

Pollution Control – 0.8%
Clean Harbors, Inc. (a)	50,300	$2,808,249

Railroad & Shipping – 0.7%
Kansas City Southern Co.	23,673	$2,477,379

Real Estate – 5.5%
Annaly Mortgage Management, Inc., REIT	110,404	$1,330,368
EPR Properties, REIT	33,345	2,396,505
Gramercy Property Trust, REIT	66,665	1,980,617
Life Storage, Inc., REIT	38,148	2,826,767
Medical Properties Trust, Inc., REIT	234,871	3,022,790
Mid-America Apartment Communities, Inc., REIT	22,642	2,386,014
Sun Communities, Inc., REIT	21,691	1,902,084
Washington Prime Group, Inc., REIT	77,250	646,583
Weyerhaeuser Co., REIT	55,122	1,846,587

		$18,338,315

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 0.8%
Aramark	68,582	$2,810,490

Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	83,733	$2,682,805
RPM International, Inc.	44,622	2,434,130
Univar, Inc. (a)	80,933	2,363,244

		$7,480,179

Specialty Stores – 1.5%
AutoZone, Inc. (a)	1,771	$1,010,285
Express, Inc. (a)	65,609	442,861
Michaels Co., Inc. (a)	67,055	1,241,859
Sally Beauty Holdings, Inc. (a)	65,793	1,332,308
Urban Outfitters, Inc. (a)	57,856	1,072,650

		$5,099,963

Trucking – 0.9%
Knight Transportation, Inc.	49,219	$1,823,564
Schneider National, Inc.	58,105	1,299,809

		$3,123,373

Utilities – Electric Power – 6.6%
AES Corp.	143,868	$1,598,373
Ameren Corp.	32,218	1,761,358
Calpine Corp. (a)	119,505	1,616,903
CMS Energy Corp.	65,654	3,036,492
DTE Energy Co.	30,441	3,220,353
Eversource Energy	48,584	2,949,535
Pinnacle West Capital Corp.	35,076	2,987,072
Public Service Enterprise Group, Inc.	62,021	2,667,523
WEC Energy Group, Inc.	36,281	2,226,928

		$22,064,537

Total Common Stocks (Identified Cost, $252,451,565)		$332,147,407

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $4,912,800)	4,913,291	$4,913,291

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $271,313)	271,313	$271,313

Total Investments (Identified Cost, $257,635,678)		$337,332,011

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(912,728)

NET ASSETS – 100.0%		$336,419,283

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $252,722,878)	$332,418,720
Underlying affiliated funds, at value (identified cost, $4,912,800)	4,913,291
Total investments, at value, including $266,488 of securities on loan (identified cost, $257,635,678)	$337,332,011
Receivables for
Fund shares sold	1,430
Interest and dividends	420,124
Other assets	1,312
Total assets	$337,754,877
Liabilities
Payable for fund shares reacquired	$1,001,322
Collateral for securities loaned, at value	271,313
Payable to affiliates
Investment adviser	14,033
Shareholder servicing costs	74
Distribution and/or service fees	878
Payable for independent Trustees’ compensation	288
Accrued expenses and other liabilities	47,686
Total liabilities	$1,335,594
Net assets	$336,419,283
Net assets consist of
Paid-in capital	$234,126,849
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	79,696,016
Accumulated net realized gain (loss) on investments and foreign currency	16,839,063
Undistributed net investment income	5,757,355
Net assets	$336,419,283
Shares of beneficial interest outstanding	38,335,080

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$272,270,537	30,968,435	$8.79
Service Class	64,148,746	7,366,645	8.71

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$2,894,406
Interest	7,081
Dividends from underlying affiliated funds	17,451
Foreign taxes withheld	(10,594)
Total investment income	$2,908,344
Expenses
Management fee	$1,244,706
Distribution and/or service fees	77,463
Shareholder servicing costs	7,655
Administrative services fee	31,509
Independent Trustees’ compensation	4,599
Custodian fee	9,150
Shareholder communications	16,181
Audit and tax fees	26,773
Legal fees	1,793
Miscellaneous	7,338
Total expenses	$1,427,167
Reduction of expenses by investment adviser	(12,734)
Net expenses	$1,414,433
Net investment income	$1,493,911
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$8,502,008
Underlying affiliated funds	(20)
Foreign currency	(60)
Net realized gain (loss) on investments and foreign currency	$8,501,928
Change in unrealized appreciation (depreciation)
Investments	$9,853,146
Translation of assets and liabilities in foreign currencies	465
Net unrealized gain (loss) on investments and foreign currency translation	$9,853,611
Net realized and unrealized gain (loss) on investments and foreign currency	$18,355,539
Change in net assets from operations	$19,849,450

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$1,493,911		$4,102,943
Net realized gain (loss) on investments and foreign currency	8,501,928		9,918,490
Net unrealized gain (loss) on investments and foreign currency translation	9,853,611		35,069,272
Change in net assets from operations	$19,849,450		$49,090,705
Distributions declared to shareholders
From net investment income	$—		$(2,686,243)
From net realized gain on investments	—		(26,538,253)
Total distributions declared to shareholders	$—		$(29,224,496)
Change in net assets from fund share transactions	$(13,976,794)		$(19,173,427)
Total change in net assets	$5,872,656		$692,782
Net assets
At beginning of period	330,546,627		329,853,845
At end of period (including undistributed net investment income of $5,757,355 and $4,263,444, respectively)	$336,419,283		$330,546,627

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$8.29		$7.84		$9.80	$10.05	$8.75	$8.66
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	(c)	$0.08	$0.09	$0.10	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		1.12		(0.37)	0.93	2.93	1.27
Total from investment operations	$0.50		$1.22		$(0.29)	$1.02	$3.03	$1.43
Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.10)	$(0.11)	$(0.12)	$(0.10)
From net realized gain on investments	—		(0.70)		(1.57)	(1.16)	(1.61)	(1.24)
Total distributions declared to shareholders	$—		$(0.77)		$(1.67)	$(1.27)	$(1.73)	$(1.34)
Net asset value, end of period (x)	$8.79		$8.29		$7.84	$9.80	$10.05	$8.75
Total return (%) (k)(r)(s)(x)	6.03	(n)	15.98	(c)	(2.33)	10.36	36.91	16.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.77	(c)	0.82	0.81	0.81	1.03
Expenses after expense reductions (f)	0.81	(a)	0.76	(c)	0.81	0.81	0.81	N/A
Net investment income	0.94	(a)	1.31	(c)	0.82	0.86	0.99	1.72
Portfolio turnover	16	(n)	32		51	55	49	229
Net assets at end of period (000 omitted)	$272,271		$271,001		$274,753	$322,888	$348,322	$324,322

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$8.22		$7.78		$9.74	$9.99	$8.71	$8.63
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08	(c)	$0.06	$0.06	$0.07	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		1.12		(0.38)	0.93	2.92	1.27
Total from investment operations	$0.49		$1.20		$(0.32)	$0.99	$2.99	$1.40
Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$(0.07)	$(0.08)	$(0.10)	$(0.08)
From net realized gain on investments	—		(0.70)		(1.57)	(1.16)	(1.61)	(1.24)
Total distributions declared to shareholders	$—		$(0.76)		$(1.64)	$(1.24)	$(1.71)	$(1.32)
Net asset value, end of period (x)	$8.71		$8.22		$7.78	$9.74	$9.99	$8.71
Total return (%) (k)(r)(s)(x)	5.96	(n)	15.76	(c)	(2.66)	10.16	36.52	16.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.02	(c)	1.07	1.06	1.06	1.29
Expenses after expense reductions (f)	1.06	(a)	1.01	(c)	1.06	1.06	1.06	N/A
Net investment income	0.70	(a)	1.06	(c)	0.62	0.62	0.75	1.38
Portfolio turnover	16	(n)	32		51	55	49	229
Net assets at end of period (000 omitted)	$64,149		$59,545		$55,100	$38,611	$38,371	$31,550

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$332,147,407	$—	$—	$332,147,407
Mutual Funds	5,184,604	—	—	5,184,604
Total Investments	$337,332,011	$—	$—	$337,332,011

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,334,693 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $266,488. The fair value of the fund’s investment securities on loan and a related liability of $271,313 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$9,712,780
Long-term capital gains	19,511,716
Total distributions	$29,224,496

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$259,601,258
Gross appreciation	87,047,440
Gross depreciation	(9,316,687)
Net unrealized appreciation (depreciation)	$77,730,753

As of 12/31/16
Undistributed ordinary income	4,751,154
Undistributed long-term capital gain	9,433,198
Other temporary differences	151,050
Net unrealized appreciation (depreciation)	68,107,582

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$2,295,049	$—	$21,855,898
Service Class	—	391,194	—	4,682,355
Total	$—	$2,686,243	$—	$26,538,253

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $12,734, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $6,746, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $909.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0190% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $303 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other short-term obligations, aggregated $53,527,985 and $66,520,877, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	792,962	$6,828,193	2,201,765	$17,138,283
Service Class	544,830	4,628,325	978,217	7,813,669
	1,337,792	$11,456,518	3,179,982	$24,951,952
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,041,641	$24,150,626
Service Class	—	—	643,851	5,073,549
	—	$—	3,685,492	$29,224,175
Shares reacquired
Initial Class	(2,533,911)	$(21,816,456)	(7,599,621)	$(61,741,837)
Service Class	(425,399)	(3,616,856)	(1,455,995)	(11,607,717)
	(2,959,310)	$(25,433,312)	(9,055,616)	$(73,349,554)
Net change
Initial Class	(1,740,949)	$(14,988,263)	(2,356,215)	$(20,452,928)
Service Class	119,431	1,011,469	166,073	1,279,501
	(1,621,518)	$(13,976,794)	(2,190,142)	$(19,173,427)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 36%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,134 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,336,715	38,460,089	(37,883,513)	4,913,291

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(20)	$—	$17,451	$4,913,291

16

MFS Mid Cap Value Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

17

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VMA-SEM

MFS® MODERATE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	12.0%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.1%
MFS Growth Series	8.9%
MFS Research Series	8.0%
MFS Mid Cap Value Portfolio	7.1%
MFS Mid Cap Growth Series	7.0%
MFS Research International Portfolio	6.9%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	4.9%
MFS Limited Maturity Portfolio	4.0%
MFS Global Real Estate Portfolio	3.0%
MFS International Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.01%	$1,000.00	$1,084.90	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
Service Class	Actual	0.26%	$1,000.00	$1,083.33	$1.34
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class (a)	8,316,063	$85,572,292
MFS Global Real Estate Portfolio – Initial Class	3,446,552	51,594,887
MFS Government Securities Portfolio – Initial Class	13,504,263	171,639,179
MFS Growth Series – Initial Class	3,381,134	153,672,521
MFS High Yield Portfolio – Initial Class	14,267,083	86,173,181
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	8,294,252	85,679,622
MFS International Growth Portfolio – Initial Class	3,538,882	51,278,399
MFS International Value Portfolio – Initial Class	1,958,527	51,332,987
MFS Limited Maturity Portfolio – Initial Class	6,675,923	68,695,244
MFS Mid Cap Growth Series – Initial Class	13,168,471	120,359,827
MFS Mid Cap Value Portfolio – Initial Class	13,776,977	121,099,629
MFS New Discovery Series – Initial Class	1,435,642	25,784,134
MFS New Discovery Value Portfolio – Initial Class	2,312,702	25,925,389
MFS Research International Portfolio – Initial Class	7,618,202	119,910,500
MFS Research Series – Initial Class	4,746,956	137,946,532
MFS Total Return Bond Series – Initial Class	15,317,265	206,323,566
MFS Value Series – Initial Class	7,541,587	155,507,530

Total Underlying Affiliated Funds (Identified Cost, $1,473,480,394)		$1,718,495,419

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $548,054)	548,054	$548,054

Total Investments (Identified Cost, $1,474,028,448)		$1,719,043,473

OTHER ASSETS, LESS LIABILITIES – 0.1%		924,900

NET ASSETS – 100.0%		$1,719,968,373

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Underlying affiliated funds, at value (identified cost, $1,474,028,448)	$1,719,043,473
Receivables for
Investments sold	2,723,299
Fund shares sold	2,123
Other assets	5,737
Total assets	$1,721,774,632
Liabilities
Payable for fund shares reacquired	$1,717,502
Payable to affiliates
Administrator	96
Shareholder servicing costs	180
Distribution and/or service fees	23,560
Payable for independent Trustees’ compensation	857
Accrued expenses and other liabilities	64,064
Total liabilities	$1,806,259
Net assets	$1,719,968,373
Net assets consist of
Paid-in capital	$1,367,228,824
Unrealized appreciation (depreciation) on investments	245,015,025
Accumulated net realized gain (loss) on investments	79,373,670
Undistributed net investment income	28,350,854
Net assets	$1,719,968,373
Shares of beneficial interest outstanding	129,685,699

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,759,808	433,262	$13.29
Service Class	1,714,208,565	129,252,437	13.26

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Dividends from underlying affiliated funds	$2,676
Expenses
Distribution and/or service fees	2,142,462
Shareholder servicing costs	17,200
Administrative services fee	8,679
Independent Trustees’ compensation	16,447
Custodian fee	14,465
Shareholder communications	24,633
Audit and tax fees	19,062
Legal fees	9,357
Miscellaneous	17,258
Total expenses	$2,269,563
Net investment loss	$(2,266,887)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)	$19,816,447
Change in unrealized appreciation (depreciation) on investments	$121,864,245
Net realized and unrealized gain (loss) on investments	$141,680,692
Change in net assets from operations	$139,413,805

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income (loss)	$(2,266,887)	$30,617,893
Net realized gain (loss) on investments	19,816,447	63,702,612
Net unrealized gain (loss) on investments	121,864,245	8,213,774
Change in net assets from operations	$139,413,805	$102,534,279
Distributions declared to shareholders
From net investment income	$—	$(45,218,025)
From net realized gain on investments	—	(87,880,903)
Total distributions declared to shareholders	$—	$(133,098,928)
Change in net assets from fund share transactions	$(146,302,016)	$(85,217,568)
Total change in net assets	$(6,888,211)	$(115,782,217)
Net assets
At beginning of period	1,726,856,584	1,842,638,801
At end of period (including undistributed net investment income of $28,350,854 and $30,617,741, respectively)	$1,719,968,373	$1,726,856,584

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.25		$12.48		$13.34	$13.02	$12.20	$11.60
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.24	(c)	$0.29	$0.21	$0.09	$0.31
Net realized and unrealized gain (loss) on investments	1.04		0.55		(0.27)	0.48	1.88	0.92
Total from investment operations	$1.04		$0.79		$0.02	$0.69	$1.97	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.37)		$(0.55)	$(0.21)	$(0.35)	$(0.32)
From net realized gain on investments	—		(0.65)		(0.33)	(0.16)	(0.80)	(0.31)
Total distributions declared to shareholders	$—		$(1.02)		$(0.88)	$(0.37)	$(1.15)	$(0.63)
Net asset value, end of period (x)	$13.29		$12.25		$12.48	$13.34	$13.02	$12.20
Total return (%) (k)(s)(x)	8.49	(n)	6.16	(c)	0.35	5.28	16.87	10.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01	(a)	0.02	(c)	0.01	0.01	0.02	0.15
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.01	0.02	N/A
Net investment income (loss) (l)	(0.01	)(a)	1.95	(c)	2.16	1.55	0.73	2.52
Portfolio turnover	0	(b)(n)	0	(b)	1	2	6	67
Net assets at end of period (000 omitted)	$5,760		$5,460		$5,509	$7,240	$6,124	$4,279

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.24		$12.47		$13.32	$13.00	$12.19	$11.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.21	(c)	$0.22	$0.17	$0.10	$0.19
Net realized and unrealized gain (loss) on investments	1.04		0.54		(0.23)	0.49	1.82	1.02
Total from investment operations	$1.02		$0.75		$(0.01)	$0.66	$1.92	$1.21
Less distributions declared to shareholders
From net investment income	$—		$(0.33)		$(0.51)	$(0.18)	$(0.31)	$(0.29)
From net realized gain on investments	—		(0.65)		(0.33)	(0.16)	(0.80)	(0.31)
Total distributions declared to shareholders	$—		$(0.98)		$(0.84)	$(0.34)	$(1.11)	$(0.60)
Net asset value, end of period (x)	$13.26		$12.24		$12.47	$13.32	$13.00	$12.19
Total return (%) (k)(s)(x)	8.33	(n)	5.87	(c)	0.13	5.04	16.51	10.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.27	(c)	0.26	0.26	0.27	0.40
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.26	0.27	N/A
Net investment income (loss) (l)	(0.26	)(a)	1.71	(c)	1.69	1.29	0.76	1.55
Portfolio turnover	0	(b)(n)	0	(b)	1	2	6	67
Net assets at end of period (000 omitted)	$1,714,209		$1,721,397		$1,837,130	$2,121,968	$2,199,921	$1,986,278

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,719,043,473	$—	$—	$1,719,043,473

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$49,140,721
Long-term capital gains	83,958,207
Total distributions	$133,098,928

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$1,478,534,888
Gross appreciation	256,874,969
Gross depreciation	(16,366,384)
Net unrealized appreciation (depreciation)	$240,508,585

As of 12/31/16
Undistributed ordinary income	32,259,171
Undistributed long-term capital gain	62,422,233
Net unrealized appreciation (depreciation)	118,644,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$152,525	$—	$266,787
Service Class	—	45,065,500	—	87,614,116
Total	$—	$45,218,025	$—	$87,880,903

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $16,899, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $301.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0010% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $1,626 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of shares of underlying funds aggregated $11,031 and $148,599,181, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,693	$124,622	85,157	$1,039,228
Service Class	496,077	6,249,594	1,977,620	24,655,966
	505,770	$6,374,216	2,062,777	$25,695,194
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	33,625	$419,312
Service Class	—	—	10,639,905	132,679,616
	—	$—	10,673,530	$133,098,928
Shares reacquired
Initial Class	(22,043)	$(278,885)	(114,455)	$(1,410,022)
Service Class	(11,894,746)	(152,397,347)	(19,341,246)	(242,601,668)
	(11,916,789)	$(152,676,232)	(19,455,701)	$(244,011,690)
Net change
Initial Class	(12,350)	$(154,263)	4,327	$48,518
Service Class	(11,398,669)	(146,147,753)	(6,723,721)	(85,266,086)
	(11,411,019)	$(146,302,016)	(6,719,394)	$(85,217,568)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $6,043 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,315,880	183	—	8,316,063
MFS Global Real Estate Portfolio	3,648,561	76	(202,085)	3,446,552
MFS Government Securities Portfolio	13,650,590	126	(146,453)	13,504,263
MFS Growth Series	4,003,623	—	(622,489)	3,381,134
MFS High Yield Portfolio	15,126,893	55	(859,865)	14,267,083
MFS Inflation-Adjusted Bond Portfolio	8,476,016	214	(181,978)	8,294,252
MFS Institutional Money Market Portfolio	524,356	30,773,652	(30,749,954)	548,054
MFS International Growth Portfolio	4,199,366	—	(660,484)	3,538,882
MFS International Value Portfolio	2,258,605	—	(300,078)	1,958,527
MFS Limited Maturity Portfolio	6,820,652	118	(144,847)	6,675,923
MFS Mid Cap Growth Series	15,257,914	—	(2,089,443)	13,168,471
MFS Mid Cap Value Portfolio	14,901,132	169	(1,124,324)	13,776,977
MFS New Discovery Series	1,617,929	1	(182,288)	1,435,642
MFS New Discovery Value Portfolio	2,488,746	101	(176,145)	2,312,702
MFS Research International Portfolio	8,963,689	—	(1,345,487)	7,618,202
MFS Research Series	5,361,202	—	(614,246)	4,746,956
MFS Total Return Bond Series	15,736,748	1	(419,484)	15,317,265
MFS Value Series	8,369,610	—	(828,023)	7,541,587

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$—	$—	$—	$85,572,292
MFS Global Real Estate Portfolio	135,734	—	—	51,594,887
MFS Government Securities Portfolio	(124,558)	—	—	171,639,179
MFS Growth Series	6,747,951	—	—	153,672,521
MFS High Yield Portfolio	(281,921)	—	—	86,173,181
MFS Inflation-Adjusted Bond Portfolio	(127,719)	—	—	85,679,622
MFS Institutional Money Market Portfolio	(79)	—	2,676	548,054
MFS International Growth Portfolio	826,355	—	—	51,278,399
MFS International Value Portfolio	2,233,330	—	—	51,332,987
MFS Limited Maturity Portfolio	(1,574)	—	—	68,695,244
MFS Mid Cap Growth Series	2,721,717	—	—	120,359,827
MFS Mid Cap Value Portfolio	170,940	—	—	121,099,629
MFS New Discovery Series	101,984	—	—	25,784,134
MFS New Discovery Value Portfolio	235,864	—	—	25,925,389
MFS Research International Portfolio	2,160,907	—	—	119,910,500
MFS Research Series	1,701,758	—	—	137,946,532
MFS Total Return Bond Series	(249,118)	—	—	206,323,566
MFS Value Series	3,564,876	—	—	155,507,530
	$19,816,447	$—	$2,676	$1,719,043,473

15

MFS Moderate Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

16

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2017

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VDV-SEM

MFS® NEW DISCOVERY VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
El Paso Electric Co.	2.0%
PNM Resources, Inc.	1.7%
Portland General Electric Co.	1.7%
Plexus Corp.	1.5%
First Interstate BancSystem, Inc.	1.4%
Medical Properties Trust, Inc., REIT	1.4%
Select Income, REIT	1.4%
Toll Brothers, Inc.	1.4%
Everest Re Group Ltd.	1.3%
Ferro Corp.	1.3%

Equity sectors
Financial Services	33.8%
Industrial Goods & Services	12.3%
Basic Materials	7.0%
Technology	7.0%
Health Care	6.4%
Utilities & Communications	6.4%
Autos & Housing	5.6%
Energy	4.2%
Special Products & Services	3.9%
Transportation	3.1%
Leisure	3.0%
Consumer Staples	2.9%
Retailing	2.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.88%	$1,000.00	$1,038.93	$4.45
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,038.25	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.0%
Aerospace – 1.9%
Leidos Holdings, Inc.	7,873	$406,955
ManTech International Corp., “A”	16,310	674,908

		$1,081,863

Automotive – 0.0%
Fenix Parts, Inc. (a)	57,517	$27,033

Brokerage & Asset Managers – 2.7%
Apollo Global Management LLC, “A”	25,776	$681,775
NASDAQ, Inc.	5,942	424,794
Raymond James Financial, Inc.	5,333	427,813

		$1,534,382

Business Services – 2.7%
Conduent, Inc. (a)	17,572	$280,098
Forrester Research, Inc.	6,522	255,336
PRA Group, Inc. (a)	9,114	345,421
Travelport Worldwide Ltd.	48,375	665,640

		$1,546,495

Chemicals – 0.5%
Ingevity Corp. (a)	5,414	$310,764

Computer Software – Systems – 3.7%
Model N, Inc. (a)	30,184	$401,447
NICE Systems Ltd., ADR	8,630	679,354
Presidio, Inc. (a)(l)	27,198	389,203
Verint Systems, Inc. (a)	16,967	690,557

		$2,160,561

Construction – 5.6%
Armstrong World Industries, Inc. (a)	9,492	$436,632
GMS, Inc. (a)	12,129	340,825
Owens Corning	10,255	686,265
Siteone Landscape Supply, Inc. (a)	9,678	503,837
Toll Brothers, Inc.	20,067	792,847
TopBuild Corp. (a)	8,435	447,645

		$3,208,051

Consumer Products – 1.3%
Sensient Technologies Corp.	9,170	$738,460

Consumer Services – 0.3%
ServiceMaster Global Holdings, Inc. (a)	5,122	$200,731

Containers – 2.5%
Berry Global Group, Inc. (a)	13,077	$745,520
Graphic Packaging Holding Co.	52,528	723,836

		$1,469,356

Electrical Equipment – 3.1%
HD Supply Holdings, Inc. (a)	10,882	$333,316
MSC Industrial Direct Co., Inc., “A”	6,073	522,035
TriMas Corp. (a)	26,477	552,045
WESCO International, Inc. (a)	6,251	358,182

		$1,765,578

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.2%
Integrated Device Technology, Inc. (a)	17,608	$454,110
OSI Systems, Inc. (a)	7,047	529,582
Plexus Corp. (a)	16,195	851,371

		$1,835,063

Energy – Independent – 0.9%
Energen Corp. (a)	10,621	$524,359

Engineering – Construction – 1.3%
KBR, Inc.	32,078	$488,227
Team, Inc. (a)	11,663	273,497

		$761,724

Entertainment – 1.7%
Madison Square Garden Co., “A” (a)	2,289	$450,704
Parques Reunidos Servicios Centrales S.A.U. (a)	27,115	509,137

		$959,841

Food & Beverages – 1.6%
Cal-Maine Foods, Inc. (a)(l)	10,853	$429,779
TreeHouse Foods, Inc. (a)	6,400	522,816

		$952,595

Health Maintenance Organizations – 0.5%
Molina Healthcare, Inc. (a)	4,178	$289,034

Insurance – 5.3%
Aspen Insurance Holdings Ltd.	13,167	$656,375
Everest Re Group Ltd.	2,988	760,715
Hanover Insurance Group, Inc.	6,977	618,372
Safety Insurance Group, Inc.	8,364	571,261
Third Point Reinsurance Ltd. (a)	32,588	452,973

		$3,059,696

Leisure & Toys – 1.3%
Brunswick Corp.	11,848	$743,225

Machinery & Tools – 4.4%
Gardner Denver Holdings, Inc. (a)	21,309	$460,487
Herman Miller, Inc.	8,630	262,352
ITT, Inc.	14,261	573,007
Regal Beloit Corp.	7,125	581,044
SPX FLOW, Inc. (a)	17,360	640,237

		$2,517,127

Major Banks – 1.0%
Huntington Bancshares, Inc.	41,302	$558,403

Medical & Health Technology & Services – 4.6%
Community Health Systems, Inc. (a)	19,960	$198,801
HMS Holdings Corp. (a)	20,966	387,871
LifePoint Hospitals, Inc. (a)	10,974	736,904
MEDNAX, Inc. (a)	10,372	626,158
Premier, Inc., “A” (a)	19,658	707,688

		$2,657,422

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 1.3%
Steris PLC	9,150	$745,725

Natural Gas – Pipeline – 1.0%
Boardwalk Pipeline Partners LP	33,005	$594,420

Oil Services – 3.3%
Forum Energy Technologies, Inc. (a)	14,344	$223,766
Frank’s International N.V. (l)	72,106	597,759
Keane Group, Inc. (a)	23,896	382,336
Superior Energy Services, Inc. (a)	22,447	234,122
U.S. Silica Holdings, Inc.	12,367	438,905

		$1,876,888

Other Banks & Diversified Financials – 17.8%
Air Lease Corp.	17,836	$666,353
Berkshire Hills Bancorp, Inc.	15,729	552,874
Brookline Bancorp, Inc.	32,291	471,449
Cathay General Bancorp, Inc.	11,977	454,527
Element Fleet Management Corp.	78,305	537,411
Encore Capital Group, Inc. (a)	10,379	416,717
First Hawaiian, Inc.	19,023	582,484
First Interstate BancSystem, Inc.	21,818	811,630
Glacier Bancorp, Inc.	20,059	734,360
Hanmi Financial Corp.	14,982	426,238
Lakeland Financial Corp.	11,007	505,001
Sandy Spring Bancorp, Inc.	13,920	565,987
Santander Consumer USA Holdings, Inc. (a)	23,511	300,000
TCF Financial Corp.	46,363	739,026
Texas Capital Bancshares, Inc. (a)	6,829	528,565
UMB Financial Corp.	9,325	698,070
Valley National Bancorp	40,867	482,639
Wintrust Financial Corp.	9,754	745,596

		$10,218,927

Pollution Control – 1.7%
Advanced Disposal Services, Inc. (a)	16,778	$381,364
Clean Harbors, Inc. (a)	10,545	588,727

		$970,091

Real Estate – 7.1%
Corporate Office Properties Trust, REIT	16,055	$562,407
Life Storage, Inc., REIT	6,715	497,581
Medical Properties Trust, Inc., REIT	62,894	809,446
Select Income, REIT	33,196	797,700
STAG Industrial, Inc., REIT	25,281	697,755
Store Capital Corp., REIT	31,358	703,987

		$4,068,876

Special Products & Services – 0.9%
Hostess Brands, Inc. (a)	31,327	$504,365

Specialty Chemicals – 3.9%
Ferro Corp. (a)	41,052	$750,841
Ferroglobe PLC	60,525	723,274
Ferroglobe R&W Trust (a)	51,001	0

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
Orion Engineered Carbons S.A.	19,281	$384,656
Univar, Inc. (a)	13,345	389,674

		$2,248,445

Specialty Stores – 2.4%
Citi Trends, Inc.	15,215	$322,862
Express, Inc. (a)	21,696	146,448
Michaels Co., Inc. (a)	12,858	238,130
Tuesday Morning Corp. (a)(l)	37,862	71,938
Urban Outfitters, Inc. (a)	19,810	367,278
Zumiez, Inc. (a)	18,898	233,390

		$1,380,046

Trucking – 3.1%
Knight Transportation, Inc.	17,799	$659,453
Marten Transport Ltd.	17,321	474,595
Werner Enterprises, Inc.	21,453	629,646

		$1,763,694

Utilities – Electric Power – 5.4%
El Paso Electric Co.	22,095	$1,142,312
PNM Resources, Inc.	26,060	996,795
Portland General Electric Co.	20,919	955,789

		$3,094,896

Total Common Stocks (Identified Cost, $45,138,205)		$56,368,136

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio,
0.98% (v) (Identified Cost, $1,224,123)	1,224,208	$1,224,208

COLLATERAL FOR SECURITIES LOANED – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $207,781)	207,781	$207,781

Total Investments (Identified Cost, $46,570,109)		$57,800,125

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(300,201)

NET ASSETS – 100.0%		$57,499,924

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $45,345,986)	$56,575,917
Underlying affiliated funds, at value (identified cost, $1,224,123)	1,224,208
Total investments, at value, including $201,011 of securities on loan (identified cost, $46,570,109)	$57,800,125
Receivables for
Investments sold	281,737
Fund shares sold	18,929
Interest and dividends	69,493
Receivable from investment adviser	6,728
Other assets	366
Total assets	$58,177,378
Liabilities
Payables for
Investments purchased	$234,518
Fund shares reacquired	203,854
Collateral for securities loaned, at value	207,781
Payable to affiliates
Shareholder servicing costs	20
Distribution and/or service fees	158
Payable for independent Trustees’ compensation	107
Accrued expenses and other liabilities	31,016
Total liabilities	$677,454
Net assets	$57,499,924
Net assets consist of
Paid-in capital	$37,484,666
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,230,045
Accumulated net realized gain (loss) on investments and foreign currency	8,160,044
Undistributed net investment income	625,169
Net assets	$57,499,924
Shares of beneficial interest outstanding	5,137,819

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$45,970,720	4,101,587	$11.21
Service Class	11,529,204	1,036,232	11.13

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$396,358
Dividends from underlying affiliated funds	3,853
Interest	3,581
Foreign taxes withheld	(2,783)
Total investment income	$401,009
Expenses
Management fee	$251,100
Distribution and/or service fees	12,896
Shareholder servicing costs	2,138
Administrative services fee	9,182
Independent Trustees’ compensation	1,344
Custodian fee	2,214
Shareholder communications	3,677
Audit and tax fees	26,091
Legal fees	344
Miscellaneous	5,141
Total expenses	$314,127
Reduction of expenses by investment adviser	(55,430)
Net expenses	$258,697
Net investment income	$142,312
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$3,132,229
Underlying affiliated funds	(122)
Foreign currency	167
Net realized gain (loss) on investments and foreign currency	$3,132,274
Change in unrealized appreciation (depreciation)
Investments	$(1,122,397)
Translation of assets and liabilities in foreign currencies	18
Net unrealized gain (loss) on investments and foreign currency translation	$(1,122,379)
Net realized and unrealized gain (loss) on investments and foreign currency	$2,009,895
Change in net assets from operations	$2,152,207

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$142,312		$480,528
Net realized gain (loss) on investments and foreign currency	3,132,274		5,385,189
Net unrealized gain (loss) on investments and foreign currency translation	(1,122,379)		7,578,064
Change in net assets from operations	$2,152,207		$13,443,781
Distributions declared to shareholders
From net investment income	$—		$(482,043)
From net realized gain on investments	—		(5,204,769)
Total distributions declared to shareholders	$—		$(5,686,812)
Change in net assets from fund share transactions	$336,106		$(8,250,152)
Total change in net assets	$2,488,313		$(493,183)
Net assets
At beginning of period	55,011,611		55,504,794
At end of period (including undistributed net investment income of $625,169 and $482,857, respectively)	$57,499,924		$55,011,611

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17 (unaudited)		Years ended 12/31
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$10.79		$9.44		$10.74	$12.12	$8.85	$8.33
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	(c)	$0.09	$0.06	$0.06	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		2.34		(0.40)	0.35	3.44	0.72
Total from investment operations	$0.42		$2.43		$(0.31)	$0.41	$3.50	$0.83
Less distributions declared to shareholders
From net investment income	$—		$(0.10)		$(0.07)	$(0.07)	$(0.12)	$(0.01)
From net realized gain on investments	—		(0.98)		(0.92)	(1.72)	(0.11)	(0.30)
Total distributions declared to shareholders	$—		$(1.08)		$(0.99)	$(1.79)	$(0.23)	$(0.31)
Net asset value, end of period (x)	$11.21		$10.79		$9.44	$10.74	$12.12	$8.85
Total return (%) (k)(r)(s)(x)	3.89	(n)	27.03	(c)	(2.56)	3.44	39.94	9.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.05	(c)	1.10	1.10	1.06	1.13
Expenses after expense reductions (f)	0.88	(a)	0.87	(c)	0.88	0.98	1.05	N/A
Net investment income	0.55	(a)	0.91	(c)	0.83	0.56	0.55	1.23
Portfolio turnover	27	(n)	48		53	49	55	146
Net assets at end of period (000 omitted)	$45,971		$46,635		$47,068	$54,917	$57,686	$52,375

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$10.72		$9.38		$10.68	$12.06	$8.80	$8.30
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	(c)	$0.06	$0.03	$0.03	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		2.33		(0.40)	0.34	3.43	0.72
Total from investment operations	$0.41		$2.39		$(0.34)	$0.37	$3.46	$0.80
Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.04)	$(0.03)	$(0.09)	$—
From net realized gain on investments	—		(0.98)		(0.92)	(1.72)	(0.11)	(0.30)
Total distributions declared to shareholders	$—		$(1.05)		$(0.96)	$(1.75)	$(0.20)	$(0.30)
Net asset value, end of period (x)	$11.13		$10.72		$9.38	$10.68	$12.06	$8.80
Total return (%) (k)(r)(s)(x)	3.82	(n)	26.73	(c)	(2.90)	3.19	39.68	9.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.30	(c)	1.35	1.35	1.31	1.38
Expenses after expense reductions (f)	1.13	(a)	1.12	(c)	1.13	1.23	1.30	N/A
Net investment income	0.32	(a)	0.66	(c)	0.58	0.30	0.29	0.91
Portfolio turnover	27	(n)	48		53	49	55	146
Net assets at end of period (000 omitted)	$11,529		$8,376		$8,437	$10,305	$11,434	$11,816

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$56,368,136	$—	$0	$56,368,136
Mutual Funds	1,431,989	—	—	1,431,989
Total Investments	$57,800,125	$—	$0	$57,800,125

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$0
Change in unrealized appreciation (depreciation)	—
Balance as of 6/30/17	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2017 is $0. At June 30, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $201,011. The fair value of the fund’s investment securities on loan and a related liability of $207,781 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$1,506,595
Long-term capital gains	4,180,217
Total distributions	$5,686,812

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$46,901,352
Gross appreciation	12,600,414
Gross depreciation	(1,701,641)
Net unrealized appreciation (depreciation)	$10,898,773

As of 12/31/16
Undistributed ordinary income	1,420,586
Undistributed long-term capital gain	4,365,467
Other temporary differences	11
Net unrealized appreciation (depreciation)	12,076,987

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$429,416	$—	$4,421,516
Service Class	—	52,627	—	783,253
Total	$—	$482,043	$—	$5,204,769

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $2,141, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $53,289, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $1,830, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $308.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0329% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $51 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $19,003.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $14,994,946 and $15,544,815, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	55,850	$610,702	190,429	$1,881,992
Service Class	321,499	3,510,568	110,795	1,102,645
	377,349	$4,121,270	301,224	$2,984,637
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	500,096	$4,850,932
Service Class	—	—	86,619	835,880
	—	$—	586,715	$5,686,812
Shares reacquired
Initial Class	(276,065)	$(3,059,244)	(1,357,333)	$(13,806,560)
Service Class	(66,285)	(725,920)	(315,861)	(3,115,041)
	(342,350)	$(3,785,164)	(1,673,194)	$(16,921,601)
Net change
Initial Class	(220,215)	$(2,448,542)	(666,808)	$(7,073,636)
Service Class	255,214	2,784,648	(118,447)	(1,176,516)
	34,999	$336,106	(785,255)	$(8,250,152)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 45%, 15%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $190 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	416,540	8,408,191	(7,600,523)	1,224,208

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(122)	$—	$3,853	$1,224,208

16

MFS New Discovery Value Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	4,150,701,887.39	241,376,921.27
John A. Caroselli	4,163,648,258.20	228,430,550.46
Maureen R. Goldfarb	4,165,999,272.40	226,079,536.26
David H. Gunning	4,135,378,630.87	256,700,177.79
Michael Hegarty	4,142,773,123.53	249,305,685.13
John P. Kavanaugh	4,157,042,834.00	235,035,974.66
Robert J. Manning	4,162,216,171.60	229,862,637.06
Clarence Otis, Jr.	4,149,072,446.64	243,006,362.02
Maryanne L. Roepke	4,149,072,446.64	243,006,362.02
Robin A. Stelmach	4,166,504,004.88	225,574,803.78
Laurie J. Thomsen	4,172,043,350.45	220,035,458.21

17

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT III” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Registrant’s Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.